UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2538
                                   ---------------------------------------------

                           Touchstone Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                303 Broadway, Suite 1100, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end:  9/30/09
                          -------

Date of reporting period: 3/31/09
                          -------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
                                                                  MARCH 31, 2009
                                                                     (UNAUDITED)




Semi-Annual Report


--------------------------------------------------------------------------------


TOUCHSTONE INVESTMENT TRUST

Touchstone Core Bond Fund

Touchstone High Yield Fund

Touchstone Institutional Money Market Fund

Touchstone Money Market Fund





--------------------------------------------------------------------------------

[LOGO] TOUCHSTONE(R)
       INVESTMENTS

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------


                                                                            Page
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments                              3
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         4-5
--------------------------------------------------------------------------------
Statements of Operations                                                     6-7
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                          8-9
--------------------------------------------------------------------------------
Financial Highlights                                                       10-17
--------------------------------------------------------------------------------
Notes to Financial Statements                                              18-29
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
     Core Bond Fund                                                        30-31
--------------------------------------------------------------------------------
     High Yield Fund                                                       32-33
--------------------------------------------------------------------------------
     Institutional Money Market Fund                                       34-36
--------------------------------------------------------------------------------
     Money Market Fund                                                     37-40
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            41
--------------------------------------------------------------------------------
Other Items                                                                42-48
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Unaudited)
March 31, 2009
--------------------------------------------------------------------------------

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
CORE BOND FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                      (% OF INVESTMENT SECURITIES)
U.S. Treasury                                                               14.1
U.S. Agency                                                                 12.1
AAA/Aaa                                                                     20.7
AA/Aa                                                                        5.9
A/A                                                                         15.0
BBB/Baa                                                                     19.1
BB/Ba                                                                        1.1
B/B                                                                          6.6
Other                                                                        5.4
                                                                          ------
TOTAL                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                      (% OF INVESTMENT SECURITIES)
A-1/P-1F-1                                                                  97.4
FW1(NR)*                                                                     2.6
                                                                          ------
TOTAL                                                                      100.0
                                                                          ------

PORTFOLIO ALLOCATION                                (% OF INVESTMENT SECURITIES)
Variable Rate Demand Notes                                                  36.1
Corporate Notes/Commercial Paper                                            24.4
U.S. Government Agency                                                      22.2
Bank CD/Time Deposits                                                       10.4
Taxable Municipal Bonds                                                      4.8
Money Market Sweep                                                           2.1
                                                                          ------
TOTAL                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH YIELD FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                      (% OF INVESTMENT SECURITIES)
A/A                                                                          0.7
BBB/Baa                                                                     10.5
BB                                                                          29.4
B                                                                           45.4
CCC                                                                         10.0
Cash                                                                         4.0
                                                                          ------
TOTAL                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                      (% OF INVESTMENT SECURITIES)
A-1/P-1F-1                                                                  97.4
FW1(NR)*                                                                     2.6
                                                                          ------
TOTAL                                                                      100.0
                                                                          ------

PORTFOLIO ALLOCATION                                (% OF INVESTMENT SECURITIES)
Variable Rate Demand Notes                                                  40.4
Corporate Notes/Commercial Paper                                            33.4
U.S. Government Agency                                                      16.9
Bank CD/Time Deposits                                                        3.6
Taxable Municipal Bonds                                                      3.2
Money Market Sweep                                                           2.5
                                                                          ------
TOTAL                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

* Equivalent to Standard & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                    CORE BOND        HIGH YIELD
                                                                                                       FUND             FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
    At cost                                                                                        $ 50,420,843     $ 50,760,031
================================================================================================================================
    Affiliated securities, at market value                                                            3,931,211        2,952,692
    Non-affiliated securities, at market value                                                       41,488,175       33,203,182
--------------------------------------------------------------------------------------------------------------------------------
    At market value - including $915,933 of securities loaned for the High Yield Fund.             $ 45,419,386     $ 36,155,874
Dividends and interest receivable                                                                       495,713        1,028,628
Receivable for capital shares sold                                                                       27,924          140,279
Receivable for securities sold                                                                               --           35,190
Receivable for securities lending income                                                                     --            1,103
Other assets                                                                                             10,166           12,593
--------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                         45,953,189       37,373,667
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                                                                        19,423           68,825
Payable upon return of securities loaned                                                                     --          964,289
Payable for capital shares redeemed                                                                      15,171           14,861
Payable for securities purchased                                                                      2,399,387          965,000
Payable to Advisor                                                                                       17,974           14,569
Payable to other affiliates                                                                               9,333           13,614
Payable to Trustees                                                                                       2,695            3,558
Other accrued expenses and liabilities                                                                   70,973           38,219
--------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                     2,534,956        2,082,935
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                         $ 43,418,233     $ 35,290,732
================================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                                                    $ 51,178,495     $ 61,442,461
Accumulated net investment loss                                                                         (21,395)          (7,441)
Accumulated net realized losses from security transactions                                           (2,737,410)     (11,540,131)
Net unrealized depreciation on investments                                                           (5,001,457)     (14,604,157)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $ 43,418,233     $ 35,290,732
================================================================================================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                                                          $ 38,621,037     $ 27,514,327
================================================================================================================================
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)       4,388,084        4,370,454
================================================================================================================================
Net asset value and redemption price per share                                                     $       8.80     $       6.30
================================================================================================================================
Maximum offering price per share                                                                   $       9.24     $       6.61
================================================================================================================================

PRICING OF CLASS B SHARES
Net assets attributable to Class B shares                                                          $         --     $  3,629,978
================================================================================================================================
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)              --          577,651
================================================================================================================================
Net asset value, offering price and redemption price per share*                                    $         --     $       6.28
================================================================================================================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares                                                          $  4,797,196     $  4,143,642
================================================================================================================================
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)         576,712          658,967
================================================================================================================================
Net asset value, offering price and redemption price per share*                                    $       8.32     $       6.29
================================================================================================================================

PRICING OF CLASS Y SHARES
Net assets attributable to Class Y shares                                                          $         --     $      2,785
================================================================================================================================
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)              --              435
================================================================================================================================
Net asset value, offering price and redemption price per share                                     $         --     $       6.40
================================================================================================================================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities  (Continued)
--------------------------------------------------------------------------------

                                                                                                   INSTITUTIONAL         MONEY
                                                                                                       MONEY             MARKET
                                                                                                    MARKET FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  Investment securities, at amortized cost                                                         $ 391,911,298     $ 355,702,735
----------------------------------------------------------------------------------------------------------------------------------
Total investment securities                                                                        $ 391,911,298     $ 355,702,735
Cash                                                                                                         350               183
Dividends and interest receivable                                                                      2,007,392         1,612,772
Other assets                                                                                              44,234            20,328
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                         393,963,274       357,336,018
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                                                                         24,497             3,454
Payable for securities purchased                                                                       3,992,800         3,947,800
Payable to Advisor                                                                                        46,735           124,848
Payable to other affiliates                                                                                2,126            98,292
Other accrued expenses and liabilities                                                                     4,973           167,448
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                      4,071,131         4,341,842
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                         $ 389,892,143     $ 352,994,176
==================================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                                                    $ 389,955,682     $ 353,037,759
Accumulated net realized losses from security transactions                                               (63,539)          (43,583)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $ 389,892,143     $ 352,994,176
==================================================================================================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                                                          $ 389,892,143     $ 121,062,127
==================================================================================================================================
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)      389,949,296       121,110,377
==================================================================================================================================
Net asset value, offering price and redemption price per share                                     $        1.00     $        1.00
==================================================================================================================================

PRICING OF CLASS S SHARES
Net assets attributable to Class S shares                                                          $          --     $ 231,932,049
==================================================================================================================================
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)               --       231,959,143
==================================================================================================================================
Net asset value, offering price and redemption price per share                                     $          --     $        1.00
==================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                       CORE BOND       HIGH YIELD
                                                                         FUND             FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                             $  1,217,334     $  2,390,313
Dividends from affiliated securities                                       32,745           14,434
Dividends from non-affiliated securities                                       --            2,277
Income from securities loaned                                                  --            5,687
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 1,250,079        2,412,711
--------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                  104,238          114,102
Distribution expenses, Class A                                             47,166           37,950
Distribution expenses, Class B                                                 --           18,982
Distribution expenses, Class C                                             19,811           18,781
Administration fees                                                        41,696           38,034
Transfer Agent fees, Class A                                               22,886           20,246
Transfer Agent fees, Class B                                                   --            5,136
Transfer Agent fees, Class C                                                2,904            4,051
Transfer Agent fees, Class Y                                                   --               98
Professional fees                                                          11,696           12,693
Registration fees                                                             752              937
Registration fees, Class A                                                  4,159            5,206
Registration fees, Class B                                                     --            3,502
Registration fees, Class C                                                  4,016            3,049
Registration fees, Class Y                                                     --            2,323
Postage and supplies                                                       10,070           11,424
Reports to shareholders                                                     4,678            6,516
Custodian fees                                                              4,748            4,156
Trustees' fees and expenses                                                 4,321            3,885
Compliance fees and expenses                                                  597              795
Other expenses                                                              9,642            5,734
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                            293,380          317,600
Fees waived by the Administrator                                          (41,696)         (38,034)
Other operating expenses reimbursed by the Advisor                        (49,069)         (52,169)
--------------------------------------------------------------------------------------------------
NET EXPENSES                                                              202,615          227,397
--------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                   1,047,464        2,185,314

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from security transactions                           (354,334)      (8,510,239)
Net change in unrealized appreciation/depreciation on investments        (808,558)      (3,581,144)
--------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                      (1,162,892)     (12,091,383)
--------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                           $   (115,428)    $ (9,906,069)
==================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations  (Continued)
--------------------------------------------------------------------------------

                                                         INSTITUTIONAL         MONEY
                                                             MONEY             MARKET
                                                          MARKET FUND           FUND
----------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                 $   5,071,503     $   4,579,797
Dividends from non-affiliated securities                        68,417            50,870
----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                      5,139,920         4,630,667
----------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                       357,485           662,430
Distribution expenses, Class A                                      --           117,007
Distribution expenses, Class S                                      --           648,701
Administration fees                                            305,906           310,143
Money Market Insurance                                         142,555            92,022
Transfer Agent fees, Class A                                     4,179            52,301
Transfer Agent fees, Class S                                        --            96,735
Custodian fees                                                  22,807            20,346
Professional fees                                               18,187            12,529
Postage and supplies                                             5,001            20,233
Registration fees, Class A                                      12,995             7,264
Registration fees, Class S                                          --             2,319
Reports to shareholders                                          2,584            17,864
Trustees' fees and expenses                                      5,600             4,359
Compliance fees and expenses                                     1,056               994
Other expenses                                                   1,666               992
----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                 880,021         2,066,239
Fees waived by the Administrator                              (305,906)         (310,143)
Fees waived and/or expenses reimbursed by the Advisor          (54,264)          (20,647)
----------------------------------------------------------------------------------------
NET EXPENSES                                                   519,851         1,735,449
----------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                        4,620,069         2,895,218

NET REALIZED GAINS ON INVESTMENTS                                   55                --
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS               $   4,620,124     $   2,895,218
========================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                               CORE BOND FUND              HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                        SIX MONTHS                   SIX MONTHS
                                                                           ENDED          YEAR           ENDED           YEAR
                                                                         MARCH 31,        ENDED        MARCH 31,         ENDED
                                                                           2009         SEPT. 30,        2009          SEPT. 30,
                                                                       (UNAUDITED)        2008       (UNAUDITED)         2008
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                  $  1,047,464   $  2,779,812   $  2,185,314   $  7,015,514
Net realized gains (losses) from security transactions                     (354,334)       204,107     (8,510,239)    (2,979,474)
Net change in unrealized appreciation/depreciation on investments          (808,558)    (4,094,240)    (3,581,144)    (8,907,598)
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                 (115,428)    (1,110,321)    (9,906,069)    (4,871,558)
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                        (952,702)    (2,676,406)    (1,757,202)    (6,050,760)
From net investment income, Class B                                              --             --       (212,858)      (417,860)
From net investment income, Class C                                         (94,759)      (134,804)      (213,078)      (466,839)
From net investment income, Class Y                                              --             --         (2,172)       (80,048)
In excess of net investment income, Class A                                 (19,259)            --             --             --
In excess of net investment income, Class C                                  (2,024)        (1,727)            --             --
From net realized gains, Class A                                                 --             --             --       (366,111)
From net realized gains, Class B                                                 --             --             --        (28,153)
From net realized gains, Class C                                                 --             --             --        (33,692)
From net realized gains, Class Y                                                 --             --             --         (2,114)
--------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                (1,068,744)    (2,812,937)    (2,185,310)    (7,445,577)
--------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                                 3,961,397      5,871,994      5,431,379      7,032,445
Reinvested distributions                                                    914,069      2,546,951      1,570,388      5,868,420
Payments for shares redeemed                                            (11,863,026)   (14,774,616)   (26,387,624)   (29,378,539)
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS               (6,987,560)    (6,355,671)   (19,385,857)   (16,477,674)
--------------------------------------------------------------------------------------------------------------------------------

CLASS B
Proceeds from shares sold                                                        --             --        232,324        802,212
Reinvested distributions                                                         --             --         92,759        184,991
Payments for shares redeemed                                                     --             --       (549,729)    (1,541,673)
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS B SHARE TRANSACTIONS                       --             --       (224,646)      (554,470)
--------------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                                 2,597,300      3,002,181      1,134,596        925,819
Reinvested distributions                                                     53,943         94,105         99,583        259,580
Payments for shares redeemed                                             (1,028,780)    (1,620,571)      (786,910)    (2,953,593)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS     1,622,463      1,475,715        447,269     (1,768,194)
--------------------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                                        --             --          2,500      1,796,091
Reinvested distributions                                                         --             --          2,172         82,154
Payments for shares redeemed                                                     --             --       (728,881)    (1,362,328)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS            --             --       (724,209)       515,917
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DECREASE IN NET ASSETS                                             (6,549,269)    (8,803,214)   (31,978,822)   (30,601,556)

NET ASSETS
Beginning of period                                                      49,967,502     58,770,716     67,269,554     97,871,110
--------------------------------------------------------------------------------------------------------------------------------
End of period                                                          $ 43,418,233   $ 49,967,502   $ 35,290,732   $ 67,269,554
================================================================================================================================

ACCUMULATED NET INVESTMENT LOSS                                        $    (21,395)  $       (115)  $     (7,441)  $     (7,445)
================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets  (Continued)
--------------------------------------------------------------------------------

                                                                        INSTITUTIONAL                         MONEY
                                                                            MONEY                             MARKET
                                                                         MARKET FUND                           FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS                          SIX MONTHS
                                                                 ENDED             YEAR               ENDED             YEAR
                                                               MARCH 31,           ENDED            MARCH 31,           ENDED
                                                                 2009            SEPT. 30,            2009            SEPT. 30,
                                                              (UNAUDITED)          2008            (UNAUDITED)          2008
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                       $     4,620,069   $    12,487,298   $     2,895,218   $     6,811,407
Net realized gains (losses) from security transactions                   55            (7,506)               --           (12,804)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        4,620,124        12,479,792         2,895,218         6,798,603
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                              (4,620,069)      (12,486,910)         (950,968)       (2,212,437)
From net investment income, Class S                                      --                --        (1,944,250)       (4,598,970)
---------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS        (4,620,069)      (12,486,910)       (2,895,218)       (6,811,407)
---------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                     1,648,175,834     3,870,061,213        94,023,101        75,156,215
Reinvested distributions                                          4,441,598        12,396,366           931,281         2,187,613
Payments for shares redeemed                                 (1,724,218,992)   (3,638,574,319)      (48,765,764)      (65,214,369)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A
  SHARE TRANSACTIONS                                            (71,601,560)      243,883,260        46,188,618        12,129,459
---------------------------------------------------------------------------------------------------------------------------------

CLASS S
Proceeds from shares sold                                                --                --       174,151,043       248,190,476
Reinvested distributions                                                 --                --         1,944,254         4,598,970
Payments for shares redeemed                                             --                --      (130,157,887)     (217,839,390)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS S SHARE TRANSACTIONS               --                --        45,937,410        34,950,056
---------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                         (71,601,505)      243,876,142        92,126,028        47,066,711

NET ASSETS
Beginning of period                                             461,493,648       217,617,506       260,868,148       213,801,437
---------------------------------------------------------------------------------------------------------------------------------
End of period                                               $   389,892,143   $   461,493,648   $   352,994,176   $   260,868,148
=================================================================================================================================

ACCUMULATED NET INVESTMENT INCOME                           $            --   $            --   $            --   $            --
=================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

CORE BOND FUND -- CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                         ENDED
                                                       MARCH 31,                        YEAR ENDED SEPTEMBER 30,
                                                          2009        -----------------------------------------------------------
                                                      (UNAUDITED)       2008         2007         2006         2005         2004
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                $      9.01     $  9.67      $  9.66      $  9.79      $  9.98      $ 10.28
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                      0.22        0.46         0.43         0.41         0.34         0.35
  Net realized and unrealized gains
    (losses) on investments                                 (0.20)      (0.66)        0.01        (0.12)       (0.14)       (0.10)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             0.02       (0.20)        0.44         0.29         0.20         0.25
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.22)      (0.46)       (0.43)       (0.41)       (0.36)       (0.35)
  Distributions in excess of net investment income          (0.01)         --           --        (0.01)       (0.03)       (0.02)
  Distributions from net realized gains                        --          --           --           --           --        (0.18)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (0.23)      (0.46)       (0.43)       (0.42)       (0.39)       (0.55)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                      $      8.80     $  9.01      $  9.67      $  9.66      $  9.79      $  9.98
=================================================================================================================================
Total return(A)                                              0.24%(B)   (2.19%)       4.66%        3.08%        2.01%        2.56%
=================================================================================================================================
Net assets at end of period (000's)                   $    38,621     $46,713      $56,735      $57,009      $59,034      $60,554
=================================================================================================================================
Ratio of net expenses to average net assets                  0.88%(C)    0.90%        0.90%        0.90%        0.90%        0.90%
Ratio of net investment income
  to average net assets                                      4.96%(C)    4.77%        4.39%        4.24%        3.44%        3.35%
Portfolio turnover rate                                       296%(C)     184%         293%         237%         130%         139%

(A) Total returns shown exclude the effect of applicable sales loads.

(B) Not annualized.

(C) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

CORE BOND FUND -- CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                         ENDED
                                                       MARCH 31,                        YEAR ENDED SEPTEMBER 30,
                                                         2009           -------------------------------------------------------
                                                      (UNAUDITED)         2008        2007        2006         2005       2004
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                $      8.53       $  9.18      $  9.19    $  9.29      $  9.46    $  9.76
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                      0.19          0.36         0.34       0.31         0.25       0.28
  Net realized and unrealized gains
    (losses) on investments                                 (0.20)        (0.62)        0.01      (0.10)       (0.14)     (0.10)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            (0.01)        (0.26)        0.35       0.21         0.11       0.18
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.19)        (0.39)       (0.34)     (0.31)       (0.25)     (0.28)
  Distributions in excess of net investment income          (0.01)        (0.00)(B)    (0.02)      0.00(B)     (0.03)     (0.02)
  Distributions from net realized gains                        --            --           --         --           --      (0.18)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (0.20)        (0.39)       (0.36)     (0.31)       (0.28)     (0.48)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                      $      8.32       $  8.53      $  9.18    $  9.19      $  9.29    $  9.46
===============================================================================================================================
Total return(A)                                             (0.10%)(C)    (2.93%)       3.87%      2.35%        1.19%      1.93%
===============================================================================================================================
Net assets at end of period (000's)                   $     4,797       $ 3,255      $ 2,036    $ 2,165      $ 1,743    $ 2,232
===============================================================================================================================
Ratio of net expenses to average net assets                  1.65%(D)      1.65%        1.65%      1.65%        1.65%      1.65%
Ratio of net investment income
  to average net assets                                      4.33%(D)      4.03%        3.65%      3.50%        2.68%      2.62%
Portfolio turnover rate                                       296%(D)       184%         293%       237%         130%       139%

(A) Total returns shown exclude the effect of applicable sales loads.

(B) Amount rounds to less than $0.005

(C) Not annualized.

(D) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

HIGH YIELD FUND -- CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                 ENDED
                                               MARCH 31,                         YEAR ENDED SEPTEMBER 30,
                                                 2009            -------------------------------------------------------
                                              (UNAUDITED)          2008        2007        2006        2005        2004
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $      7.85        $  9.17     $  9.31     $  9.60     $  9.79     $  9.64
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                              0.38           0.74        0.67        0.66        0.67        0.72
  Net realized and unrealized gains
    (losses) on investments                         (1.55)         (1.28)      (0.06)      (0.24)      (0.12)       0.23
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (1.17)         (0.54)       0.61        0.42        0.55        0.95
------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income              (0.38)         (0.74)      (0.67)      (0.66)      (0.67)      (0.72)
  Distributions from net realized gains                --          (0.04)      (0.08)      (0.05)      (0.07)      (0.08)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (0.38)         (0.78)      (0.75)      (0.71)      (0.74)      (0.80)
------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period              $      6.30        $  7.85     $  9.17     $  9.31     $  9.60     $  9.79
========================================================================================================================
Total return(A)                                    (14.72%)(B)     (6.33%)      6.69%       4.61%       5.78%      10.28%
========================================================================================================================
Net assets at end of period (000's)           $    27,514        $57,020     $83,996     $76,754     $73,120     $64,826
========================================================================================================================
Ratio of net expenses to average net assets          1.05%(C)       1.05%       1.05%       1.05%       1.05%       1.05%
Ratio of net investment income
  to average net assets                             11.68%(C)       8.31%       7.17%       7.01%       6.84%       7.46%
Portfolio turnover rate                                20%(C)         28%         37%         39%         39%         44%

(A) Total returns shown exclude the effect of applicable sales loads.

(B) Not annualized.

(C) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

HIGH YIELD FUND -- CLASS B
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED
                                                MARCH 31,                            YEAR ENDED SEPTEMBER 30,
                                                  2009             -----------------------------------------------------------
                                               (UNAUDITED)           2008         2007         2006         2005         2004
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         $      7.84         $  9.15      $  9.30      $  9.58      $  9.78      $  9.63
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                               0.35            0.67         0.61         0.59         0.60         0.65
  Net realized and unrealized gains
    (losses) on investments                          (1.56)          (1.27)       (0.08)       (0.23)       (0.14)        0.23
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.21)          (0.60)        0.53         0.36         0.46         0.88
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income               (0.35)          (0.67)       (0.60)       (0.59)       (0.59)       (0.65)
  Distributions from net realized gains                 --           (0.04)       (0.08)       (0.05)       (0.07)       (0.08)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (0.35)          (0.71)       (0.68)       (0.64)       (0.66)       (0.73)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period               $      6.28         $  7.84      $  9.15      $  9.30      $  9.58      $  9.78
==============================================================================================================================
Total return(A)                                     (15.20%)(B)      (6.91%)       5.78%        3.94%        4.88%        9.46%
==============================================================================================================================
Net assets at end of period (000's)            $     3,630         $ 4,815      $ 6,184      $ 7,363      $ 8,006      $ 8,735
==============================================================================================================================
Ratio of net expenses to average net assets           1.80%(C)        1.80%        1.80%        1.80%        1.80%        1.80%
Ratio of net investment income
  to average net assets                              10.93%(C)        7.56%        6.41%        6.26%        6.10%        6.71%
Portfolio turnover rate                                 20%(C)          28%          37%          39%          39%          44%

(A) Total returns shown exclude the effect of applicable sales loads.

(B) Not annualized.

(C) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

HIGH YIELD FUND -- CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED
                                                 MARCH 31,                           YEAR ENDED SEPTEMBER 30,
                                                  2009             -----------------------------------------------------------
                                               (UNAUDITED)           2008         2007         2006         2005         2004
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         $      7.84         $  9.16      $  9.31      $  9.59      $  9.79      $  9.64
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                               0.34            0.68         0.61         0.60         0.60         0.65
  Net realized and unrealized gains
    (losses) on investments                          (1.54)          (1.29)       (0.08)       (0.24)       (0.13)        0.23
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.20)          (0.61)        0.53         0.36         0.47         0.88
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income               (0.35)          (0.67)       (0.60)       (0.59)       (0.60)       (0.65)
  Distributions from net realized gains                 --           (0.04)       (0.08)       (0.05)       (0.07)       (0.08)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (0.35)          (0.71)       (0.68)       (0.64)       (0.67)       (0.73)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period               $      6.29         $  7.84      $  9.16      $  9.31      $  9.59      $  9.79
==============================================================================================================================
Total return(A)                                     (15.07%)(B)      (7.03%)       5.81%        3.94%        4.92%        9.45%
==============================================================================================================================
Net assets at end of period (000's)            $     4,144         $ 4,569      $ 7,218      $ 9,087      $12,030      $13,894
==============================================================================================================================
Ratio of net expenses to average net assets           1.80%(C)        1.80%        1.80%        1.80%        1.80%        1.80%
Ratio of net investment income
  to average net assets                              10.89%(C)        7.54%        6.41%        6.25%        6.09%        6.70%
Portfolio turnover rate                                 20%(C)          28%          37%          39%          39%          44%

(A) Total returns shown exclude the effect of applicable sales loads.

(B) Not annualized.

(C) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

HIGH YIELD FUND -- CLASS Y
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                         SIX MONTHS
                                                            ENDED                 YEAR            PERIOD
                                                           MARCH 31,              ENDED           ENDED
                                                            2009                SEPT. 30,        SEPT 30,
                                                         (UNAUDITED)              2008           2007(A)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   $      7.86          $      9.18       $      9.43
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                        23.11                 0.75              0.50
  Net realized and unrealized losses on investments           (24.25)               (1.27)            (0.31)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                               (1.14)               (0.52)             0.19
-----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                         (0.32)               (0.76)            (0.44)
  Distributions from net realized gains                           --                (0.04)               --
-----------------------------------------------------------------------------------------------------------
Total distributions                                            (0.32)               (0.80)            (0.44)
-----------------------------------------------------------------------------------------------------------
Net asset value at end of period                         $      6.40          $      7.86       $      9.18
===========================================================================================================
Total return                                                  (14.34%)(B)           (6.07%)            2.09%(B)
===========================================================================================================
Net assets at end of period (000's)                      $         3          $       866       $       473
===========================================================================================================
Ratio of net expenses to average net assets                     0.80%(C)             0.80%             0.80%(C)
Ratio of net investment income to average net assets           11.66%(C)             8.74%             7.49%(C)
Portfolio turnover rate                                           20%(C)               28%               37%

(A) Represents the period from commencement of operations (February 1, 2007) through September 30, 2007.

(B) Not annualized

(C) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUND
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                       SIX MONTHS
                                                          ENDED
                                                        MARCH 31,                      YEAR ENDED SEPTEMBER 30,
                                                          2009        -----------------------------------------------------
                                                       (UNAUDITED)       2008         2007         2006      2005     2004
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 $  1.000       $  1.000     $  1.000     $  1.000  $  1.000  $ 1.000
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                   0.013          0.038        0.052        0.046     0.023    0.008
  Net realized gains (losses) on investments              0.000(A)      (0.000)(A)   (0.000)(A)       --        --    0.000(A)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          0.013          0.038        0.052        0.046     0.023    0.008
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                   (0.013)        (0.038)      (0.052)      (0.046)   (0.023)  (0.008)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                       $  1.000       $  1.000     $  1.000     $  1.000  $  1.000  $ 1.000
===========================================================================================================================
Total return                                               2.64%(B)       3.87%        5.32%        4.67%     2.36%    0.86%
===========================================================================================================================
Net assets at end of period (000's)                    $389,892       $461,494     $217,618     $415,590  $356,378  $41,569
===========================================================================================================================
Ratio of net expenses to average net assets                0.29%(B)(C)    0.20%        0.20%        0.20%     0.26%    0.40%
Ratio of net investment income to average net assets       2.58%(B)       3.66%        5.20%        4.61%     3.02%    0.80%

(A) Amount rounds to less than $0.0005.

(B) Annualized.

(C) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.20%

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MONEY MARKET FUND -- CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                       SIX MONTHS
                                                          ENDED
                                                        MARCH 31,                     YEAR ENDED SEPTEMBER 30,
                                                          2009         ---------------------------------------------------
                                                       (UNAUDITED)       2008        2007        2006      2005      2004
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 $  1.000        $ 1.000     $ 1.000     $ 1.000   $ 1.000   $ 1.000
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                   0.011          0.033       0.046       0.040     0.021     0.007
  Net realized losses on investments                         --         (0.000)(A)  (0.000)(A)      --        --    (0.000)(A)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          0.011          0.033       0.046       0.040     0.021     0.007
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                   (0.011)        (0.033)     (0.046)     (0.040)   (0.021)   (0.007)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                       $  1.000        $ 1.000     $ 1.000     $ 1.000   $ 1.000   $ 1.000
==========================================================================================================================
Total return                                               2.14%(B)       3.36%       4.70%       4.05%     2.15%     0.69%
==========================================================================================================================
Net assets at end of period (000's)                    $121,062        $74,873     $62,748     $53,894   $49,564   $76,650
==========================================================================================================================
Ratio of net expenses to average net assets                0.91%(B)(C)    0.85%       0.85%       0.85%     0.85%     0.85%
Ratio of net investment income to average net assets       2.02%(B)       3.28%       4.62%       3.99%     2.03%     0.66%

(A) Amount rounds to less than $0.0005.

(B) Annualized.

(C) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.85%

MONEY MARKET FUND -- CLASS S
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED
                                              MARCH 31,                        YEAR ENDED SEPTEMBER 30,
                                                2009        -----------------------------------------------------------
                                             (UNAUDITED)       2008         2007          2006        2005        2004
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  1.000       $  1.000     $  1.000      $  1.000    $  1.000    $  1.000
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                         0.009          0.030        0.043         0.037       0.018       0.004
  Net realized losses on investments               --         (0.000)(A)   (0.000)(A)        --          --      (0.000)(A)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                0.009          0.030        0.043         0.037       0.018       0.004
-----------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income         (0.009)        (0.030)      (0.043)       (0.037)     (0.018)     (0.004)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $  1.000       $  1.000     $  1.000      $  1.000    $  1.000    $  1.000
=======================================================================================================================
Total return                                     1.84%(B)       3.05%        4.39%         3.74%       1.84%       0.39%
=======================================================================================================================
Net assets at end of period (000's)          $231,932       $185,995     $151,053      $133,735    $107,658    $103,637
=======================================================================================================================
Ratio of net expenses to average net assets      1.21%(B)(C)    1.15%        1.15%         1.15%       1.15%       1.15%
Ratio of net investment
  income to average net assets                   1.80%(B)       2.99%        4.31%         3.70%       1.82%       0.37%

(A) Amount rounds to less than $0.0005.

(B) Annualized.

(C) Absent money market insurance, the ratio of net expenses to average net assets would have been 1.15%

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Core Bond Fund, High Yield Fund, Institutional Money Market Fund, and Money Market Fund, (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Funds are registered to offer different classes of shares: Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

The Core Bond Fund offers two classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets), and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets). The current maximum distribution fee for Class A shares is limited to 0.25% of average daily net assets of Class A shares.

The High Yield Fund offers four classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets), Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets) and Class Y shares (sold without a distribution fee or sales charge, but offered only through selected dealers). The current maximum distribution fee for Class A shares is limited to 0.25% of average daily net assets of Class A shares.

The Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.35% of average daily net assets) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets). The current maximum distribution fee for Class A shares is limited to 0.25% of average daily net assets of Class A shares. The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

Each Class A, Class B, Class C, Class S and Class Y share of a Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B, Class C and Class S shares bear the expenses of higher distribution fees, which is expected to cause Class B, Class C and Class S shares to have a higher expense ratio and to pay lower dividends than those related to Class A and Class Y shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITIES VALUATION -- Investment securities in the Core Bond Fund and High Yield Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees. Investment securities in the Institutional Money Market Fund and Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157,"Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

      o Level 1 - quoted prices in active markets for identical securities

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of March 31, 2009:

                                                          LEVEL 2 -            LEVEL 3 -
                                                      OTHER SIGNIFICANT       SIGNIFICANT
                                      LEVEL 1 -          OBSERVABLE          UNOBSERVABLE
INVESTMENTS IN SECURITIES:          QUOTED PRICES          INPUTS               INPUTS
-----------------------------------------------------------------------------------------
Core Bond Fund                    $     3,931,211     $      41,488,175      $         --
High Yield Fund                         3,962,175            32,193,699                --
Institutional Money Market Fund         8,160,000           383,751,298                --
Money Market Fund                       8,990,000           346,712,735                --

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's Custodian in an amount at least equal to the market value of the loaned securities.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The High Yield Fund participated in securities lending during the period. The Fund receives compensation in the form of fees, or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

As of March 31, 2009, the High Yield Fund had loaned corporate bonds having a fair value of approximately $915,933 and had received collateral valued at $964,289 for the loan. All collateral is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

REPURCHASE AGREEMENTS -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS -- The Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold.

During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver similar securities when the Fund seeks to repurchase them.

SHARE VALUATION -- The net asset value per share of each class of shares of the Core Bond Fund, High Yield Fund, and Money Market Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of the Institutional Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding.

The offering price per share of the Institutional Money Market Fund and Money Market Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Core Bond Fund and High Yield Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class C shares of the Core Bond Fund and Class B, Class C and Class Y shares of the High Yield Fund is equal to the net asset value per share.

The redemption price per share of a Fund, or of each class of shares of a Fund, is equal to the net asset value per share. However, redemptions of Class B shares of the High Yield Fund and Class C shares of the Core Bond Fund and High Yield Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase.

INVESTMENT INCOME -- Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income are distributed daily and paid on the last business day of each month to shareholders of each Fund, except for Core Bond Fund and High Yield Fund which are distributed and paid monthly. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

ALLOCATIONS -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation, as applicable, for the Core Bond Fund, High Yield Fund and Money Market Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionately among all Funds daily in relation to net assets of each Fund or another reasonable measure.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEDERAL TAX INFORMATION

It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year an amount equal to the sum of at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended September 30, 2008 and 2007 was as follows:

                                        CORE BOND                      HIGH YIELD
                                           FUND                           FUND
----------------------------------------------------------------------------------------
                                    2008           2007           2008           2007
----------------------------------------------------------------------------------------
From ordinary income             $2,812,937     $2,599,447     $7,022,183     $6,862,541
----------------------------------------------------------------------------------------
From long-term capital gains             --             --        423,394        789,678
----------------------------------------------------------------------------------------
                                 $2,812,937     $2,599,447     $7,445,577     $7,652,219
========================================================================================

                                 INSTITUTIONAL
                                  MONEY MARKET                   MONEY MARKET
                                      FUND                           FUND
------------------------------------------------------------------------------------
                             2008            2007            2008            2007
------------------------------------------------------------------------------------
From ordinary income     $12,486,910     $13,872,053     $ 6,811,407     $ 8,689,078
====================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

RECLASSIFICATION OF CAPITAL ACCOUNTS -- Reclassifications of the components of net assets, as presented below, result primarily from the difference in the tax treatment of paydown securities. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis.

                                        UNDISTRIBUTED        ACCUMULATED
                         PAID-IN       NET INVESTMENT        NET REALIZED
                         CAPITAL        INCOME (LOSS)       GAINS (LOSSES)
---------------------------------------------------------------------------
Core Bond Fund          $      --     $        33,126      $       (33,126)
High Yield Fund         $      --     $        (5,656)     $         5,656
---------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of September 30, 2008:

                                                CORE BOND            HIGH YIELD
                                                   FUND                 FUND
--------------------------------------------------------------------------------
Tax cost of portfolio investments              $ 50,100,066        $ 73,975,141
--------------------------------------------------------------------------------
Gross unrealized appreciation                       110,527              16,527
Gross unrealized depreciation                    (4,318,069)        (11,039,540)
--------------------------------------------------------------------------------
Net unrealized depreciation                      (4,207,542)        (11,023,013)
Post-October losses                                (448,458)         (3,029,892)
Capital loss carryforward                        (1,934,618)                 --
Undistributed ordinary income                        30,990              71,908
Other temporary differences                         (16,462)            (79,353)
--------------------------------------------------------------------------------
    Accumulated deficit                        $ (6,576,090)       $(14,060,350)
================================================================================

                                             INSTITUTIONAL
                                              MONEY MARKET         MONEY MARKET
                                                  FUND                 FUND
--------------------------------------------------------------------------------
Tax cost of portfolio investments            $ 460,026,459        $ 260,194,865
--------------------------------------------------------------------------------
Post-October losses                                 (7,506)             (12,804)
Capital loss carryforward                          (56,088)             (30,779)
Undistributed ordinary income                       53,607                2,935
Other temporary differences                        (53,607)              (2,935)
--------------------------------------------------------------------------------
    Accumulated deficit                      $     (63,594)       $     (43,583)
================================================================================

The difference between the tax cost of portfolio investments and the financial statement cost of portfolio investments for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

As of September 30, 2008, the Funds had the following capital loss carryforwards for federal income tax purposes.

                                                                    EXPIRES
FUND                                           AMOUNT            SEPTEMBER 30
--------------------------------------------------------------------------------

Core Bond Fund                              $   722,643                  2013
                                                155,811                  2014
                                              1,056,164                  2015
                                            -----------
                                            $ 1,934,618
                                            -----------

Institutional Money Market Fund             $     2,444                  2013
                                                  7,533                  2014
                                                    160                  2015
                                                 45,951                  2016
                                            -----------
                                            $    56,088
                                            -----------

Money Market Fund                           $    28,447                  2012
                                                  2,332                  2016
                                            -----------
                                            $    30,779
                                            -----------

During the year ended September 30, 2008, the following Funds utilized capital loss carryforwards:

FUND                                                             AMOUNT
--------------------------------------------------------------------------------
Core Bond Fund                                                $ 561,863

In addition, the Core Bond Fund, the High Yield Fund, the Institutional Money Market Fund and the Money Market Fund elected to defer until their respective subsequent tax year capital losses incurred after October 31, 2007. These capital loss carryforwards and "Post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

For the six months ended March 31, 2009, the Trust had the following federal tax cost resulting in net unrealized depreciation as follows:

                                               GROSS           GROSS             NET
                              FEDERAL        UNREALIZED      UNREALIZED       UNREALIZED
                              TAX COST      APPRECIATION    DEPRECIATION     DEPRECIATION
-----------------------------------------------------------------------------------------
Core Bond Fund              $ 50,420,843    $    420,406    $ (5,421,863)    $ (5,001,457)
High Yield Fund             $ 50,760,031    $    190,418    $(14,794,575)    $(14,604,157)

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On October 1, 2007, the Funds adopted FIN 48. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended September 30, 2005 through 2008) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

4. INVESTMENT TRANSACTIONS

Investment transactions (excluding purchases and sales of U.S. Government securities and short-term investments) were as follows for the six months ended March 31, 2009:

                                                                   CORE BOND            HIGH YIELD
                                                                      FUND                  FUND
---------------------------------------------------------------------------------------------------
Purchases of investment securities                                $ 9,157,243          $  3,457,345
Proceeds from sales and maturities of investment securities       $ 8,163,767          $ 19,371,361
---------------------------------------------------------------------------------------------------

5. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. ("JPMorgan" and the Sub-Administrator and Transfer Agent to the Funds). The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company (Western-Southern).

MANAGEMENT AGREEMENT

The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as follows:

Core Bond Fund                   0.50% on the first $100 million
                                 0.45% on the next $100 million
                                 0.40% on the next $100 million
                                 0.35% of such assets in excess of $300 million
--------------------------------------------------------------------------------
High Yield Fund                  0.60% on the first $100 million
                                 0.55% on the next $100 million
                                 0.50% on the next $100 million
                                 0.45% of such assets in excess of $300 million
--------------------------------------------------------------------------------
Institutional Money Market Fund  0.20%
--------------------------------------------------------------------------------
Money Market Fund                0.50% on the first $50 million
                                 0.45% on the next $100 million
                                 0.40% on the next $100 million
                                 0.375% of such assets in excess of $250 million
--------------------------------------------------------------------------------

Fort Washington Investment Advisors, Inc. (Sub-Advisor) has been retained by the Advisor to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Sub-Advisor is a wholly-owned, indirect subsidiary of Western-Southern. The Advisor (not the Funds) pays the Sub-Advisor a fee for these services.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust (excluding Institutional Money Market Fund), Touchstone Funds Group Trust, Touchstone Strategic Trust, and Touchstone Tax-Free Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets. For the Institutional Money Market Fund, the Advisor receives an annual fee of 0.20% of the Fund's average daily net assets up to and including $100 million; and 0.16% of all such assets in excess of $100 million.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

EXPENSE LIMITATION AGREEMENT

The Trust and the Advisor have entered into an Expense Limitation Agreement to contractually limit operating expenses of the Core Bond Fund, High Yield Fund, Institutional Money Market Fund and Money Market Fund. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through September 30, 2009:

--------------------------------------------------------------------------------
Core Bond Fund - Class A                                                 0.90%
Core Bond Fund - Class C                                                 1.65%
High Yield Fund - Class A                                                1.05%
High Yield Fund - Class B                                                1.80%
High Yield Fund - Class C                                                1.80%
High Yield Fund - Class Y                                                0.80%
Institutional Money Market Fund                                          0.20%
Money Market Fund - Class A                                              0.85%
Money Market Fund - Class S                                              1.15%
--------------------------------------------------------------------------------

For the six months ended March 31, 2009, the Advisor waived investment advisory fees, administration fees, and/or reimbursed expenses as follows:

                                                                       OTHER
                                     INVESTMENT                      OPERATING
                                      ADVISORY     ADMINISTRATION    EXPENSES
                                    FEES WAIVED     FEES WAIVED     REIMBURSED
--------------------------------------------------------------------------------
Core Bond Fund                     $         --    $     41,696    $     49,069
High Yield Fund                    $         --    $     38,034    $     52,169
Institutional Money Market Fund    $     54,264    $    305,906    $         --
Money Market Fund                  $         --    $    310,143    $     20,647
--------------------------------------------------------------------------------

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

For the six months ended March 31, 2009, the following Funds reimbursed the Advisor for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. These amounts are included in transfer agent fees on the Statements of Operations:

                                                                  AMOUNT
--------------------------------------------------------------------------------
Core Bond Fund                                                 $       1,041
High Yield Fund                                                $       2,136
Money Market Fund                                              $      98,352
--------------------------------------------------------------------------------

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $1,667 and $4,813 from underwriting and broker commissions on the sale of shares of the Core Bond Fund and High Yield Fund, respectively, for the six months ended March 31, 2009. In addition, the Underwriter collected $149 and $6,529 of contingent deferred sales loads on the redemption of Class C shares of the Core Bond Fund and Class B and Class C shares of the High Yield Fund, respectively.

PLANS OF DISTRIBUTION

The Trust has adopted a Plan of Distribution for each Fund under which each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. Class A shares of the Core Bond Fund, High Yield Fund and Money Market Fund may each pay an annual fee of up to 0.35% of its average daily net assets that are attributable to Class A shares. Class C shares of the Core Bond Fund, Class B and Class C shares of the High Yield Fund and Class S shares of the Money Market Fund may each pay an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B, Class C and Class S shares. However, the current 12b-1 fees for Class A shares of the Core Bond Fund, High Yield Fund and Money Market Fund and Class S shares of the Money Market Fund are limited to an annual fee of up to 0.25% and 0.60% of average daily net assets that are attributable to Class A shares and Class S shares, respectively. The plan allows the Institutional Money Market Fund to pay an annual fee of up to 0.10% of its average daily net assets for the sale and distribution of shares; however, the Fund did not incur any expenses under the plan through March 31, 2009.

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

AFFILIATED INVESTMENTS

The Core Bond Fund and High Yield Fund each may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed. As of March 31, 2009, approximately 31% of the outstanding shares of the Touchstone Institutional Money Market Fund were collectively owned by other funds in the Touchstone Funds complex.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

A summary of each Fund's investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended March 31, 2009, is as follows:

                                                         SHARE ACTIVITY
                                   -------------------------------------------------------------
                                   BALANCE                                             BALANCE                           VALUE
                                   09/30/08        PURCHASES          SALES            03/31/09       DIVIDENDS         03/31/09
----------------------------------------------------------------------------------------------------------------------------------
Core Bond Fund                     2,018,922       30,201,282      (28,288,993)        3,931,211     $     32,745     $  3,931,211
High Yield Fund                    2,297,791       23,340,823      (22,685,922)        2,952,692     $     14,434     $  2,952,692
----------------------------------------------------------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Institutional Money Market Fund and Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets.

Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions:

                                                             CORE BOND FUND
--------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED            YEAR
                                                     MARCH 31,          ENDED
                                                       2009           SEPT. 30,
                                                    (UNAUDITED)         2008
--------------------------------------------------------------------------------
CLASS A
Shares sold                                            453,369          611,782
Shares reinvested                                      105,159          267,654
Shares redeemed                                     (1,354,857)      (1,564,969)
--------------------------------------------------------------------------------
Net decrease in shares outstanding                    (796,329)        (685,533)
Shares outstanding, beginning of period              5,184,413        5,869,946
--------------------------------------------------------------------------------
Shares outstanding, end of period                    4,388,084        5,184,413
================================================================================

CLASS C
Shares sold                                            313,280          328,904
Shares reinvested                                        6,558           10,445
Shares redeemed                                       (124,739)        (179,635)
--------------------------------------------------------------------------------
Net increase in shares outstanding                     195,099          159,714
Shares outstanding, beginning of period                381,613          221,899
--------------------------------------------------------------------------------
Shares outstanding, end of period                      576,712          381,613
================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                            HIGH YIELD FUND
--------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                        ENDED           YEAR
                                                      MARCH 31,         ENDED
                                                        2009          SEPT. 30,
                                                    (UNAUDITED)         2008
--------------------------------------------------------------------------------
CLASS A
Shares sold                                            860,580          812,527
Shares reinvested                                      252,483          677,841
Shares redeemed                                     (4,003,628)      (3,392,258)
--------------------------------------------------------------------------------
Net decrease in shares outstanding                  (2,890,565)      (1,901,890)
Shares outstanding, beginning of period              7,261,019        9,162,909
--------------------------------------------------------------------------------
Shares outstanding, end of period                    4,370,454        7,261,019
================================================================================

CLASS B
Shares sold                                             34,459           93,690
Shares reinvested                                       14,990           21,414
Shares redeemed                                        (86,100)        (176,443)
--------------------------------------------------------------------------------
Net decrease in shares outstanding                     (36,651)         (61,339)
Shares outstanding, beginning of period                614,302          675,641
--------------------------------------------------------------------------------
Shares outstanding, end of period                      577,651          614,302
================================================================================

CLASS C
Shares sold                                            182,674          106,111
Shares reinvested                                       16,046           29,915
Shares redeemed                                       (122,298)        (341,761)
--------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding           76,422         (205,735)
Shares outstanding, beginning of period                582,545          788,280
--------------------------------------------------------------------------------
Shares outstanding, end of period                      658,967          582,545
================================================================================

CLASS Y
Shares sold                                                418          205,654
Shares reinvested                                          336            9,546
Shares redeemed                                       (110,499)        (156,583)
--------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding         (109,745)          58,617
Shares outstanding, beginning of period                110,180           51,563
--------------------------------------------------------------------------------
Shares outstanding, end of period                          435          110,180
================================================================================

7. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

8. TREASURY DEPARTMENT TEMPORARY GUARANTEE PROGRAM

During a meeting held October 7, 2008 of the Board of Trustees, the Trustees unanimously approved the Touchstone Institutional Money Market Fund and Touchstone Money Market Fund's participation in the Treasury Department Temporary Guarantee Program (Program), the initial term of which extended through December 18, 2008, and the Funds applied for continued participation in the Program through the Program's extension date of September 18, 2009 (Extension Period). In the event that a Fund's NAV should drop below $0.995 (the "Guarantee Event") and the Fund elects to liquidate, the Program provides coverage to shareholders of the Fund for amounts held in that Fund as of the close of business on September 19, 2008, subject to certain conditions and limitations. Participation in the Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares.

Any increase in the number of Fund shares held in an account after the close of business on September 19, 2008 are not guaranteed. If the number of Fund shares held in the account fluctuates during the period covered by the Program, shareholders are covered for the lesser of the number of Fund shares held as of the close of business on September 19, 2008, or the number of shares held in the Fund on the date of the Guarantee Event.

The cost of the Program is $1.00 multiplied by the sum of all covered shares in the Fund multiplied by 0.00015 (1.5 basis points) for the Extension Period. The cost to participate in the Program is borne by the Fund without regard to any expense limitation currently in effect, as these costs constitute "extraordinary expenses not incurred in the ordinary course of the Fund's business," although only shareholder balances as of September 19, 2008 are covered by the Program.

--------------------------------------------------------------------------------
Portfolio of Investments
Core Bond Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL                                                             MARKET
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
              CORPORATE BONDS -- 42.2%
$   230,000   Pepco Holdings Inc FRN,
                1.886%, 6/1/09                                     $    214,807
    140,000   Vodafone Group PLC FRN,
                1.660%, 6/16/09                                         131,819
    455,000   Countrywide Home Loan,
                4.125%, 9/15/09                                         449,621
    275,000   Williams Companies Inc 144a,
                6.375%, 10/1/10                                         270,595
    275,000   Deutsche Telecom, 5.375%, 3/23/11                         280,331
    250,000   Kroger Company, 6.800%, 4/1/11                            264,126
    350,000   XSTRATA Finance Canada 144a,
                5.500%, 11/16/11                                        290,500
    265,000   BAE Systems Holdings Inc 144a,
                6.400%, 12/15/11                                        280,903
    235,000   Morgan Stanley, 5.625%, 1/9/12                            226,121
    170,000   Donnelley (R.R.) & Sons,
                5.625%, 1/15/12                                         140,547
    265,000   Chevron Corp, 3.450%, 3/3/12                              272,008
    220,000   Federated Retail Holding,
                5.350%, 3/15/12                                         172,690
    310,000   Time Warner Inc, 6.875%, 5/1/12                           315,518
    265,000   KeyBank NA, 5.500%, 9/17/12                               252,558
    265,000   NiSource Finance Corp,
                6.150%, 3/1/13                                          231,454
    250,000   Citigroup Inc, 5.500%, 4/11/13                            219,643
    345,000   American Express Credit Corp,
                5.875%, 5/2/13                                          302,902
    305,000   New York Life Global Funding 144a,
                4.650%, 5/9/13                                          297,003
    345,000   Canadian Pacific Railroad
                Company, 5.750%, 5/15/13                                331,221
    325,000   Arcelormittal, 5.375%, 6/1/13                             252,268
    235,000   Nucor Corp, 5.000%, 6/1/13                                245,932
  2,640,000   Dow Jones CDX HY 10-T 144a,
                8.875%, 6/29/13                                       2,098,800
    405,000   Time Warner Cable Inc,
                6.200%, 7/1/13                                          394,263
    380,000   CRH America Inc, 5.300%, 10/15/13                         289,277
    420,000   KFW, 4.000%, 10/15/13                                     439,890
    275,000   Walt Disney Company,
                4.500%, 12/15/13                                        281,062
    335,000   Fedex Corp, 7.375%, 1/15/14                               355,149
    285,000   Novartis Capital Corp,
                4.125%, 2/10/14                                         291,240
    225,000   PepsiAmericas Inc, 4.375%, 2/15/14                        224,975
    300,000   Roche Holdings Inc 144a,
                5.000%, 3/1/14                                          307,058
    270,000   Coca-Cola Company,
                3.625%, 3/15/14                                         275,456
    305,000   Brandywine Operating
                Partnership, 5.400%, 11/1/14                            154,424
    275,000   Rogers Wireless Inc, 7.500%, 3/15/15                      285,010
    250,000   Southern Power Company,
                4.875%, 7/15/15                                         227,054
    330,000   Viacom Inc, 6.250%, 4/30/16                               289,721
    245,000   Avalonbay Communities,
                5.750%, 9/15/16                                         197,929
    290,000   WEA Finance/WCI Finance 144a,
                5.700%, 10/1/16                                         216,090
    320,000   Centerpoint Energy Inc,
                5.950%, 2/1/17                                          265,382
    230,000   Enel Finance International 144a,
                6.250%, 9/15/17                                         208,409
    150,000   AT&T Inc, 5.500%, 2/1/18                                  145,043
    350,000   Norfolk Southern Corp,
                5.750%, 4/1/18                                          347,820
    330,000   John Deere Capital Corp,
                5.350%, 4/3/18                                          306,132
    275,000   Caterpillar Financial Services
                Corp, 5.450%, 4/15/18                                   235,935
    415,000   General Electric Capital Corp,
                5.625%, 5/1/18                                          360,851
    330,000   Rio Tinto Finance USA Ltd,
                6.500%, 7/15/18                                         288,803
    225,000   Electricite de France 144a,
                6.500%, 1/26/19                                         231,782
    225,000   Cisco Systems Inc, 4.950%, 2/15/19                        221,370
    240,000   Goldman Sachs Group Inc,
                7.500%, 2/15/19                                         239,475
    210,000   News America Inc 144a,
                6.900%, 3/1/19                                          195,947
    355,000   United Parcel Service,
                5.125%, 4/1/19                                          357,337
    225,000   Spectra Energy Capital,
                8.000%, 10/1/19                                         226,260
    175,000   Encana Corp, 6.500%, 8/15/34                              143,899
    210,000   Midamerican Energy Holdings,
                6.125%, 4/1/36                                          186,232
    210,000   Plains All American Pipeline,
                6.650%, 1/15/37                                         152,209
    225,000   Pacific Gas & Electric, 5.800%, 3/1/37                    213,967
    275,000   Verizon Communications,
                6.250%, 4/1/37                                          244,623
    270,000   American Water Capital Corp,
                6.593%, 10/15/37                                        213,385
    270,000   McDonald's Corp, 6.300%, 10/15/37                         276,511
    300,000   Wal-Mart Stores Inc, 6.200%, 4/15/38                      303,232
    280,000   Comcast Corp, 6.400%, 5/15/38                             244,308
    200,000   JPMorgan Chase, 6.400%, 5/15/38                           196,103
    295,000   Anheuser-Busch Inbev 144a,
                8.200%, 1/15/39                                         289,464
    300,000   AT&T Inc, 6.550%, 2/15/39                                 272,095
    150,000   Wachovia Capital Trust III,
                5.800%, 3/15/42                                          54,000
    225,000   FPL Group Capital Inc,
                6.350%, 10/1/66                                         162,000
--------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS                                $ 18,352,539
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Core Bond Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                             MARKET
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
              MORTGAGE-BACKED SECURITIES -- 38.7%
$   520,000   California State Teachers'
                Retirement System 2002-C6,
                4.674%, 11/20/14                                   $    526,161
    260,357   FNMA, 4.500%, 6/1/18                                      269,979
  2,350,000   FNMA Pool #8671, 4.500%, 6/1/18                         2,419,030
     96,579   FNMA, 4.500%, 2/1/19                                      100,148
    706,945   First Horizon Mortgage Pass-Thru
                Trust, 4.500%, 6/25/19                                  692,365
    420,669   FNMA, 5.500%, 11/1/22                                     439,081
    321,441   FNMA Pool #974401, 4.500%, 4/1/23                         331,344
    369,685   FNMA Pool #974403, 4.500%, 4/1/23                         381,074
    292,730   FNMA, 5.000%, 6/1/23                                      303,944
    327,125   FNMA Pool #995220, 6.000%, 11/1/23                        342,844
    387,489   FNMA Pool #995472, 5.000%, 11/1/23                        402,333
     66,165   GNMA, 4.625%, 9/20/24                                      66,602
     52,084   GNMA, 4.000%, 10/17/29                                     52,205
     23,597   FNMA, 8.000%, 5/1/30                                       25,652
      5,447   GNMA, 8.000%, 7/15/30                                       5,749
     78,998   FNMA, 7.500%, 1/1/31                                       85,538
     32,396   FNMA, 8.000%, 2/1/31                                       35,217
    559,601   Impac Secured Assets Corp 2003-2,
                5.500%, 8/25/33                                         496,821
    895,734   Wells Fargo Mortgage Backed
                Securities Trust, 4.935%, 2/25/34                       737,720
  1,300,000   Deutsche Alt-A Securities Inc
                Mortgage Loan Trust,
                5.250%, 6/25/35                                         775,775
    415,904   Residential Asset Securitization
                Trust 2005, 5.500%, 6/25/35                             223,678
  1,331,684   CS First Boston Mortgage
                Securities Corp, 5.000%, 7/25/35                      1,287,008
  1,321,896   CS First Boston Mortgage
                Securities Corp, 5.500%, 10/25/35                       909,217
    604,454   Structured Asset Securities
                Corp, 5.500%, 10/25/35                                  367,395
    603,954   Washington Mutual Mortgage
                Pass-Thru Certificates,
                5.500%, 11/25/35                                        494,456
    368,403   Structured Adjustable Rate
                Mortgage Loan 2005-23,
                5.450%, 1/25/36                                         233,577
    287,572   Residential Funding Mtg Sec I,
                5.750%, 2/25/36                                         208,889
    604,432   Residential Asset Securitization
                Trust 2006-A1, 6.000%, 4/25/36                          432,481
    550,000   CS First Boston Mortgage
                Securities Corp, 5.113%, 7/15/36                        451,289
  1,000,000   GE Capital Commercial Mortgage
                Corp, 5.349%, 8/11/36                                   945,699
    915,845   Countrywide Asset Backed
                Certificates, 6.018%, 11/25/36                          206,397
    517,766   GE Capital Commercial Mortgage
                Corp, 3.915%, 11/10/38                                  504,293
    875,000   Bear Stearns Commercial Mortgage
                Securities Inc 2007-PW16,
                5.713%, 6/11/40                                         649,939
    875,000   Bear Stearns Commercial Mortgage
                Securities Inc 2005-PWR9,
                4.871%, 9/11/42                                         683,679
    135,000   Commercial Mortgage Pass-Thru
                Certificates 2005-C6,
                5.116%, 6/10/44                                         104,303
  1,000,000   Morgan Stanley Mortgage Loan
                Trust, 5.963%, 1/25/47                                  386,320
    350,000   CW Capital Cobalt, 5.223%, 8/15/48                        225,887
--------------------------------------------------------------------------------
                TOTAL MORTGAGE-BACKED SECURITIES                   $ 16,804,089
--------------------------------------------------------------------------------

              U.S. TREASURY OBLIGATIONS -- 14.1%
  5,930,109   U.S. Treasury Inflation Protected
                Securities, 2.000%, 4/15/12                        $  6,100,600
--------------------------------------------------------------------------------

              COMMERCIAL PAPER -- 0.5%
    230,000   BP Capital Markets PLC FRN,
                3.125%, 3/10/12                                    $    230,947
--------------------------------------------------------------------------------

                                                                       MARKET
   SHARES                                                              VALUE
--------------------------------------------------------------------------------

              INVESTMENT FUND -- 9.1%
  3,931,211   Touchstone Institutional
                Money Market Fund*                                 $  3,931,211
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 104.6%
              (Cost $50,420,843)                                   $ 45,419,386

              LIABILITIES IN EXCESS
              OF OTHER ASSETS -- (4.6%)                              (2,001,153)
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                 $ 43,418,233
================================================================================

* Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
High Yield Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
   SHARES                                                              VALUE
--------------------------------------------------------------------------------

              PREFERRED STOCK -- 0.1%
        227   Preferred Blocker Inc 144a                           $     45,194
--------------------------------------------------------------------------------

 PRINCIPAL                                                             MARKET
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 91.3%
$   514,000   Clear Channel Communications,
                4.250%, 5/15/09                                    $    457,460
    518,000   Universal Hospital Services FRN,
                5.943%, 5/31/09                                         375,550
    300,000   Sprint Capital Corp, 7.625%, 1/30/11                      277,500
    200,000   Briggs & Stratton Corp,
                8.875%, 3/15/11                                         196,000
    383,000   GMAC LLC 144a, 6.875%, 9/15/11                            272,167
    200,000   Consol Energy Inc, 7.875%, 3/1/12                         199,000
  1,000,000   M/I Homes Inc, 6.875%, 4/1/12                             525,000
    370,000   Polyone Corp, 8.875%, 5/1/12                              160,950
    688,000   GMAC LLC 144a, 6.625%, 5/15/12                            461,531
    663,000   United Refining Company,
                10.500%, 8/15/12                                        384,540
     30,000   US Oncology Inc, 9.000%, 8/15/12                           29,100
    251,000   Steel Dynamics Inc, 7.375%, 11/1/12                       195,780
     99,000   Lamar Media Corp, 7.250%, 1/1/13 **                        85,264
     45,000   Citizens Communications,
                6.250%, 1/15/13                                          40,781
    350,000   Stewart Enterprises, 6.250%, 2/15/13                      294,000
     77,000   AES Corp 144a, 8.750%, 5/15/13                             75,845
    613,000   Centennial Communications
                Corp, 10.125%, 6/15/13                                  634,455
    300,000   Texas Industries Inc, 7.250%, 7/15/13                     226,500
    441,000   Windstream Corp, 8.125%, 8/1/13                           434,385
    543,000   Dex Media West, 9.875%, 8/15/13                           108,600
    175,000   Ford Motor Credit Company,
                7.000%, 10/1/13                                         117,016
    633,000   Res-Care Inc, 7.750%, 10/15/13                            558,623
    450,000   Nextel Communications,
                6.875%, 10/31/13                                        256,500
    500,000   Stena AB, 7.500%, 11/1/13                                 375,000
    358,000   United Rentals NA, 7.750%, 11/15/13 **                    195,110
    223,000   Sabine Pass Lng LP, 7.250%, 11/30/13                      157,215
     52,000   Cenveo Corp, 7.875%, 12/1/13                               27,040
    850,000   Overseas Shipholding Group,
                8.750%, 12/1/13                                         714,000
    429,000   Visant Holding Corp, 8.750%, 12/1/13                      390,390
    468,000   Regency Energy Partners,
                8.375%, 12/15/13                                        397,800
    750,000   Ford Motor Company FRN,
                3.927%, 12/16/13                                        352,500
    144,000   Cincinnati Bell Inc, 8.375%, 1/15/14                      135,360
  1,000,000   K Hovnanian Enterprises,
                6.500%, 1/15/14                                         275,000
    379,000   Sungard Data Systems Inc,
                4.875%, 1/15/14                                         310,780
     75,000   Videotron Ltee, 6.875%, 1/15/14                            70,875
    120,000   NRG Energy Inc, 7.250%, 2/1/14                            112,800
    586,000   GCI Inc, 7.250%, 2/15/14                                  512,750
    506,000   Asbury Automotive Group,
                8.000%, 3/15/14                                         245,410
    657,000   HCA Inc, 5.750%, 3/15/14                                  430,335
    395,000   US Concrete Inc, 8.375%, 4/1/14                           158,000
    187,000   Autonation Inc, 7.000%, 4/15/14 **                        165,495
    322,000   Glencore Funding LLC 144a,
                6.000%, 4/15/14                                         144,550
    120,000   Virgin Media Finance PLC,
                8.750%, 4/15/14                                         113,400
    101,000   WMG Acquisition Corp,
                7.375%, 4/15/14                                          69,438
  1,197,000   Sensata Technologies BV,
                8.000%, 5/1/14                                          359,100
    466,000   Iasis Healthcare, 8.750%, 6/15/14                         438,040
    128,000   Reliant Energy Inc, 7.625%, 6/15/14                       103,680
    226,000   Sealy Mattress Company,
                8.250%, 6/15/14                                          83,055
    420,000   Foundation PA Coal Company,
                7.250%, 8/1/14                                          381,150
    256,000   Petrohawk Energy Corp 144a,
                10.500%, 8/1/14                                         254,720
    756,000   Fisher Communications Inc,
                8.625%, 9/15/14                                         642,600
    160,000   NXP BV/NXP Funding LLC,
                7.875%, 10/15/14                                         37,200
    554,000   Cricket Communications,
                9.375%, 11/1/14                                         527,685
    220,000   MetroPCS Wireless Inc 144a,
                9.250%, 11/1/14                                         212,300
     78,000   Crown Castle International
                Corp, 9.000%, 1/15/15                                    78,195
    270,000   Tube City IMS Corp, 9.750%, 2/1/15                         41,175
    205,000   Chesapeake Energy Corp,
                9.500%, 2/15/15                                         199,363
    266,000   Invacare Corp, 9.750%, 2/15/15                            256,025
    949,000   Novelis Inc, 7.250%, 2/15/15                              379,600
    350,000   Axcan Intermediate Holdings,
                9.250%, 3/1/15                                          338,625
  1,070,000   Holly Energy Partners LP,
                6.250%, 3/1/15                                          791,799
    331,000   Valassis Communications,
                8.250%, 3/1/15                                          142,744
    500,000   Meritage Homes Corp, 6.250%, 3/15/15                      305,000
     89,000   Steel Dynamics Inc, 6.750%, 4/1/15                         60,298
    534,000   PNM Resources Inc, 9.250%, 5/15/15                        471,923
     53,000   Ventas Realty LP, 7.125%, 6/1/15                           47,700
    250,000   Georgia-Pacific Corp, 7.700%, 6/15/15                     226,250
    650,000   Beazer Homes USA, 6.875%, 7/15/15                         139,750
    187,000   Community Health Systems,
                8.875%, 7/15/15                                         176,715

--------------------------------------------------------------------------------
High Yield Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                             MARKET
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 91.3% (CONTINUED)
$   152,000   Ashtead Holdings PLC 144a,
                8.625%, 8/1/15                                     $     86,640
    116,000   Lamar Media Corp, 6.625%, 8/15/15 **                       84,680
    348,000   Lamar Media Corp Ser B,
                6.625%, 8/15/15                                         250,560
    419,000   SunGard Data Systems Inc,
                10.250%, 8/15/15                                        293,300
    568,000   First Data Corp, 9.875%, 9/24/15                          332,280
    565,000   NXP BV/NXP Funding LLC,
                9.500%, 10/15/15                                         62,150
    760,000   Hilcorp Energy 144a, 7.750%, 11/1/15                      554,800
     86,000   Ryerson Inc 144a, 12.000%, 11/1/15                         48,805
    620,000   Nuveen Investments Inc 144a,
                10.500%, 11/15/15                                       173,600
    740,000   Gibraltar Industries Inc,
                8.000%, 12/1/15                                         399,600
    926,000   Connacher Oil & Gas 144a,
                10.250%, 12/15/15                                       291,690
    308,000   Helix Energy Solutions 144a,
                9.500%, 1/15/16                                         181,720
    316,000   Copano Energy LLC, 8.125%, 3/1/16                         267,020
    167,000   Quebecor Media (Senior Notes),
                7.750%, 3/15/16                                         126,920
    155,000   Quebecor Media (Senior
                Unsecured Notes), 7.750%, 3/15/16                       117,800
    650,000   Basic Energy Services, 7.125%, 4/15/16                    377,000
    100,000   Transcont Gas Pipe Corp,
                6.400%, 4/15/16                                          97,594
    348,000   Viacom Inc, 6.250%, 4/30/16                               305,524
    525,000   Ace Hardware Corp 144a,
                9.125%, 6/1/16                                          430,500
    131,000   Hilcorp Energy 144a, 9.000%, 6/1/16                        96,940
    204,000   Expedia Inc 144a, 8.500%, 7/1/16                          173,400
    719,000   Targa Resources Partners 144a,
                8.250%, 7/1/16                                          521,275
    331,000   Ashtead Capital Inc 144a,
                9.000%, 8/15/16                                         188,670
    578,000   Berry Petroleum Company,
                8.250%, 11/1/16                                         317,900
    296,000   HCA Inc, 9.625%, 11/15/16                                 236,060
    513,000   Virgin Media Inc 144a,
                6.500%, 11/15/16                                        275,738
    395,000   Stena AB, 7.000%, 12/1/16                                 276,500
    856,000   United Auto Group Inc,
                7.750%, 12/15/16                                        428,000
     36,000   American Axle & Mfg Inc,
                7.875%, 3/1/17                                            7,560
     30,000   Asbury Automotive Group,
                7.625%, 3/15/17                                          14,100
     30,000   General Cable Corp, 7.125%, 4/1/17                         24,600
    341,000   PPF Funding Inc 144a, 5.700%, 4/15/17                     191,081
    491,000   Jarden Corp, 7.500%, 5/1/17 **                            395,255
    310,000   Edison Mission Energy,
                7.000%, 5/15/17                                         226,300
    614,000   Mueller Water Products,
                7.375%, 6/1/17                                          316,210
    158,000   Service Corp International,
                7.000%, 6/15/17                                         134,300
    763,000   Intergen NV 144a, 9.000%, 6/30/17                         690,515
     87,000   AES Corp, 8.000%, 10/15/17                                 74,603
    153,000   R.H. Donnelley Corp, 8.875%, 10/15/17                       8,415
  1,125,000   MarkWest Energy Partners,
                8.750%, 4/15/18                                         784,688
    533,000   Atlas Pipeline Partners,
                8.750%, 6/15/18                                         298,480
    361,000   Moog Inc 144a, 7.250%, 6/15/18                            333,023
     96,000   CSC Holdings Inc 144a,
                8.625%, 2/15/19                                          92,400
    513,000   Dynegy Holdings Inc, 7.750%, 6/1/19                       333,450
    525,000   Allied Waste Industries, 9.250%, 5/1/21                   527,957
    800,000   Ava Capital Trust III, 6.500%, 4/1/34                     799,999
  1,500,000   Enterprise Products, 8.375%, 8/1/66                     1,004,999
    917,000   Teppco Partners LP, 7.000%, 6/1/67                        524,611
--------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS                                $ 32,193,699
--------------------------------------------------------------------------------

                                                                       MARKET
   SHARES                                                              VALUE
--------------------------------------------------------------------------------

              INVESTMENT FUNDS -- 11.1%
  2,952,692   Touchstone Institutional
                Money Market Fund*                                 $  2,952,692
    964,289   Invesco AIM Liquid
                Assets Portfolio (a)                                    964,289
--------------------------------------------------------------------------------
              TOTAL INVESTMENT FUNDS                               $  3,916,981
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 102.5%
              (Cost $50,760,031)                                   $ 36,155,874

              LIABILITIES IN EXCESS
              OF OTHER ASSETS -- (2.5%)                                (865,142)
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                 $ 35,290,732
================================================================================

*  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See
   Note 5.

** All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2009, was $915,933.

(a) Represents collateral for securities loaned.

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Institutional Money Market Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 20.0%
$ 1,000,000   Deutsche Bank NY FRN,
                .660%, 4/1/09                                      $    990,481
    898,000   General Electric Capital Corp,
                3.125%, 4/1/09                                          898,000
  2,000,000   Royal Bank of Scotland Group
                PLC, 6.400%, 4/1/09                                   2,000,000
  2,000,000   American Express Credit Corp
                FRN, .578%, 4/6/09                                    1,999,563
    750,000   Rabobank Nederland FRN 144a,
                1.413%, 4/6/09                                          749,930
  1,000,000   General Electric Capital Corp,
                4.150%, 4/14/09                                       1,000,370
  6,500,000   Deutsche Bank Financial,
                7.500%, 4/25/09                                       6,515,332
  1,000,000   Royal Bank of Canada,
                3.875%, 5/4/09                                        1,000,774
  1,500,000   Caterpillar Financial Services
                Corp, 3.750%, 5/15/09                                 1,503,529
    200,000   General Electric Capital Corp,
                8.875%, 5/15/09                                         201,121
    500,000   Procter & Gamble FRN,
                1.466%, 5/19/09                                         500,524
  2,500,000   Credit Suisse FB USA Inc,
                4.700%, 6/1/09                                        2,504,484
  1,000,000   FPL Group Capital Inc,
                7.375%, 6/1/09                                        1,006,434
  1,000,000   Procter & Gamble FRN,
                1.314%, 6/9/09                                        1,000,000
    500,000   Caterpillar Financial Services
                Corp, 4.500%, 6/15/09                                   501,472
  2,100,000   General Electric Capital Corp,
                3.250%, 6/15/09                                       2,098,992
  1,525,000   JPMorgan Chase, 7.125%, 6/15/09                         1,535,364
    900,000   Wells Fargo & Company FRN,
                2.096%, 6/15/09                                         891,732
  3,000,000   American Express, 4.750%, 6/17/09                       3,004,021
  2,835,000   Procter & Gamble 144a,
                5.300%, 7/6/09                                        2,848,934
    500,000   American Express Centurion,
                4.375%, 7/30/09                                         500,775
  1,500,000   National City Bank, 4.150%, 8/1/09                      1,495,416
    500,000   Northern Trust Company,
                7.100%, 8/1/09                                          506,214
  6,300,000   Wal-Mart Stores Inc, 6.875%, 8/10/09                    6,395,668
  1,000,000   Georgia Power Company,
                4.100%, 8/15/09                                         999,393
  6,555,000   National Rural Utilities,
                5.750%, 8/28/09                                       6,621,526
    700,000   General Electric Capital Corp,
                4.125%, 9/1/09                                          706,389
  2,130,000   AT&T Inc, 4.125%, 9/15/09                               2,138,739
    885,000   Bellsouth Corp, 4.200%, 9/15/09                           893,411
  2,200,000   Caterpillar Inc, 7.250%, 9/15/09                        2,245,601
    500,000   Procter & Gamble, 6.875%, 9/15/09                         510,861
  2,498,000   E.I. du Pont de Nemours &
                Company, 6.875%, 10/15/09                             2,564,063
    500,000   General Electric Capital Corp,
                5.250%, 10/27/09                                        509,201
  1,695,000   PNC Funding Corp, 7.500%, 11/1/09                       1,721,302
  2,000,000   Wachovia Mortgage,
                4.125%, 12/15/09                                      2,014,808
  3,975,000   Wal-Mart Stores Inc, 4.000%, 1/15/10                    4,066,180
  2,000,000   Wells Fargo & Company,
                4.200%, 1/15/10                                       2,021,269
  2,550,000   General Electric Capital
                Corp, 7.375%, 1/19/10                                 2,647,458
  4,565,000   Mellon Funding Corp,
                6.375%, 2/15/10                                       4,721,927
  2,000,000   NSTAR, 8.000%, 2/15/10                                  2,083,258
--------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS                                $ 78,114,516
--------------------------------------------------------------------------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.1%
 47,376,000   FHLB Discount Note, 4/1/09                             47,375,999
  9,200,000   Overseas Private Investment
                Corp FRN COP, .400%, 4/1/09                           9,199,999
  8,262,000   Overseas Private Investment
                Corp FRN COP, .400%, 4/1/09                           8,261,999
  5,072,727   Overseas Private Investment
                Corp FRN COP, .400%, 4/2/09                           5,072,726
    200,000   FHLB, 3.000%, 4/15/09                                     200,198
    200,000   FHLB, 4.750%, 4/24/09                                     200,557
  2,000,000   FHLB, 5.905%, 4/29/09                                   2,008,581
    250,000   FHLB, 2.480%, 5/7/09                                      250,500
    100,000   FHLB, 2.750%, 5/7/09                                      100,234
    115,000   FHLB, 4.000%, 5/7/09                                      115,409
    125,000   FHLB, 4.430%, 5/12/09                                     125,567
    100,000   FHLB Discount Note, 5/26/09                                99,924
    250,000   FHLB, 5.250%, 6/12/09                                     252,344
    760,000   FHLB, 6.730%, 6/22/09                                     770,762
    605,000   FHLMC, 4.250%, 7/15/09                                    611,679
    500,000   FFCB, 5.250%, 8/3/09                                      507,926
    500,000   FHLB, 4.500%, 8/14/09                                     507,189
    120,000   FHLB, 6.500%, 8/14/09                                     122,577
    200,000   FHLB, 2.850%, 8/27/09                                     201,906
    150,000   FHLB, 3.000%, 8/27/09                                     151,405
    313,000   FHLMC, 6.625%, 9/15/09                                    321,389
    205,000   FHLMC, 4.000%, 9/22/09                                    208,163
    300,000   FNMA, 4.030%, 9/22/09                                     304,975
    245,000   FHLB, 3.260%, 10/2/09                                     248,029
    215,000   FHLB, 4.250%, 11/20/09                                    219,935
    200,000   FHLMC, 2.880%, 12/2/09                                    202,639
    200,000   FHLB, 5.000%, 12/11/09                                    205,904
    500,000   FFCB, 3.000%, 12/30/09                                    508,065
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS                                   $ 78,356,580
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 36.3%
$   200,000   Central Concrete Supermix
                (LOC: Suntrust Bank), 1.050%, 4/1/09               $    200,000
    960,000   Lee Co GA Dev Auth Rev
                (B & B Dealership) (LOC: Suntrust
                Bank), 1.100%, 4/1/09                                   960,000
  4,500,000   Mason City Clinic (LOC: Wells Fargo
                Bank), 1.030%, 4/1/09                                 4,500,000
     15,000   Santa Clara Co CA Hsg Auth MFH
                Rev (Willows) (LOC: Union Bank
                CA), 1.000%, 4/1/09                                      15,000
  2,725,000   Yuengling Beer Company Inc
                (LOC: PNC Bank), 2.100%, 4/1/09                       2,725,000
    100,000   Alameda Co CA IDA Rev (Bema
                Electronic) (LOC: Comerica Bank),
                1.750%, 4/2/09                                          100,000
    888,000   Alameda Co CA IDA Rev (Oakland
                Pallet Inc) (LOC: Comerica Bank),
                1.450%, 4/2/09                                          888,000
  8,645,000   Bath Technology Associates
                (LOC: Wells Fargo Bank),
                1.600%, 4/2/09                                        8,645,000
  2,200,000   Cincinnati Christ University
                (LOC: US Bank), 2.750%, 4/2/09                        2,200,000
    230,000   CO HFA EDR (LOC: JPMorgan),
                1.750%, 4/2/09                                          230,000
    315,000   Connelly / Brueshaber Partnership
                (LOC: US Bank NA), 3.000%, 4/2/09                       315,000
  2,865,000   Corp Finance Managers (LOC: Wells
                Fargo Bank), .900%, 4/2/09                            2,865,000
  5,810,000   Crystal Clinic (LOC: FHLB),
                2.960%, 4/2/09                                        5,810,000
  4,800,000   Cubba Capital II LLC (LOC: FHLB),
                1.800%, 4/2/09                                        4,800,000
  1,120,000   Cuyahoga Co OH IDR (Generations)
                (LOC: Charter One Bank),
                3.520%, 4/2/09                                        1,120,000
 10,200,000   Driftwood Landing Corp
                (LOC: National City Bank),
                2.320%, 4/2/09                                       10,200,000
  1,135,000   Farley Investment Property
                (LOC: US Bank NA), 3.000%, 4/2/09                     1,135,000
  4,690,000   First Church of Christ Inc Ser 06A
                (LOC: FHLB), 3.000%, 4/2/09                           4,690,000
  2,835,000   First Church of Christ Inc Ser 06B
                (LOC: FHLB), 3.000%, 4/2/09                           2,835,000
    500,000   FL HFC Rev (Waterford Pointe)
                (LOC: FNMA), 3.000%, 4/2/09                             500,000
  7,500,000   FL Hsg Fin Corp MFH Mtg Rev
                (Northbridge) (LOC: KeyBank NA),
                1.800%, 4/2/09                                        7,500,000
  3,000,000   LA Loc Govt Envir Facs CDA Rev
                (LOC: LaSalle Bank), 2.000%, 4/2/09                   3,000,000
  1,425,000   Laurel Grocery Company LLC
                (LOC: US Bank), 3.000%, 4/2/09                        1,425,000
  3,500,000   Lexor Capital Group LLC (LOC: FHLB),
                1.800%, 4/2/09                                        3,500,000
    500,000   Miami-Dade Co FL IDA IDR
                (Dolphins Stadium) dated
                10/05/06 (LOC: Societe Generale),
                1.800%, 4/2/09                                          500,000
  7,100,000   Miami-Dade Co FL IDA IDR
                (Dolphins Stadium) dated
                11/01/00 (LOC: Societe
                Generale), 1.800%, 4/2/09                             7,100,000
  1,890,000   Miarko Inc (LOC: PNC Bank),
                4.450%, 4/2/09                                        1,890,000
  3,787,000   Mill St Village LLC (LOC: FHLB),
                4.700%, 4/2/09                                        3,787,000
  1,520,000   New Belgium Brewery Company
                (LOC: Wells Fargo Bank),
                1.600%, 4/2/09                                        1,520,000
  1,285,000   NH St Business Fin Auth Rev
                (Alice Peck Day - B)(LOC: TD
                Banknorth NA), 2.000%, 4/2/09                         1,285,000
  2,045,000   Oakland-Alameda Co CA
                Coliseum Auth Lease Rev
                (LOC: Bank of New York),
                1.100%, 4/2/09                                        2,045,000
  1,990,000   Odendton Baptist Church
                (LOC: PNC Bank NA), .720%, 4/2/09                     1,990,000
  2,110,000   Old Hickory -TN/AHPC
                (LOC: Wachovia Bank), .850%, 4/2/09                   2,110,000
  1,200,000   Platte Co MO IDA Rev (Complete
                Home) (LOC: US Bank NA),
                .850%, 4/2/09                                         1,200,000
    600,000   Polk Co FL IDA IDR (Metromont
                Corp) (LOC: Wells Fargo Bank),
                1.500%, 4/2/09                                          600,000
  2,311,000   Progress Industrial Properties
                (Confirming LOC: FHLB),
                2.960%, 4/2/09                                        2,311,000
  1,485,000   QC Reprographics Inc
                (LOC: US Bank), 3.000%, 4/2/09                        1,485,000
  5,495,000   Roman Catholic Bishop San Jose
                (LOC: Allied Irish Bank),
                3.500%, 4/2/09                                        5,495,000
  1,600,000   SE Christian Church KY
                (LOC: JPMorgan), 1.020%, 4/2/09                       1,600,000
  2,895,000   SGM Funding Corp (LOC: US Bank),
                3.000%, 4/2/09                                        2,895,000
  2,785,000   Sheboygan Falls WI Indl Rev
                (HTT Inc) (LOC: US Bank NA),
                1.050%, 4/2/09                                        2,785,000
  1,760,000   Southwestern IL Dev Auth IDR
                (Mattingly Lumber)
                (LOC: US Bank NA), 1.050%, 4/2/09                     1,760,000

--------------------------------------------------------------------------------
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 36.3%
              (CONTINUED)
$ 1,730,000   Springside Corp Exchange
                (LOC: US Bank), 2.320%, 4/2/09                     $  1,730,000
  1,900,000   Upper IL River Valley Dev Auth
                IDR (LOC: LaSalle Bank),
                4.400%, 4/2/09                                        1,900,000
  7,305,000   WA St EDA EDR (Delta Marine-B)
                (LOC: KeyBank NA), 2.250%, 4/2/09                     7,305,000
  1,205,000   WA St Hsg Fin Commn MFH Rev
                (Brittany PK Pj-B) (LOC: FNMA),
                1.000%, 4/2/09                                        1,205,000
  3,250,000   WA St Hsg Fin Commn
                MFH Rev (Lake City Apts)
                (LOC: FHLMC), 1.300%, 4/2/09                          3,250,000
    988,000   West Point Market Inc (LOC: FHLB),
                3.020%, 4/2/09                                          988,000
  1,255,000   Westwood Baptist Church
                (LOC: US Bank), 3.000%, 4/2/09                        1,255,000
    500,000   Wilmington Iron & Metal
                (LOC: JPMorgan), 3.000%, 4/2/09                         500,000
  3,250,000   Winnebago Co IL Indl Dev
                (LOC: FHLB), .950%, 4/2/09                            3,250,000
  4,785,000   CFM International Inc
                (GTD: General Electric),
                1.710%, 4/6/09                                        4,785,000
  2,800,000   Ogden City UT Redev Agy Rev
                (LOC: Bank of New York),
                1.550%, 4/7/09                                        2,800,000
--------------------------------------------------------------------------------
              TOTAL VARIABLE RATE DEMAND NOTES                     $141,484,000
--------------------------------------------------------------------------------

              TAXABLE MUNICIPAL BONDS -- 4.8%
  1,200,000   South Lebanon Village OH
                Tax Increment Rev BANS
                (LOC: LaSalle Bank),
                4.000%, 4/29/09                                       1,200,000
  2,000,000   Avon OH LTGO BANS,
                4.250%, 5/14/09                                       2,000,586
  1,550,000   Gahanna - Jefferson City Sch
                Dist OH LTGO BANS, 3.850%, 6/4/09                     1,551,204
  1,200,000   ME St UTGO BANS, 3.450%, 6/17/09                        1,200,122
  2,945,000   IN St Bd Bk Rev, 1.980%, 8/1/09                         2,945,000
  1,000,000   Butler Co OH LTGO BANS,
                4.000%, 8/6/09                                        1,000,000
  2,300,000   MS St UTGO, 7.000%, 10/1/09                             2,360,299
  2,700,000   Groton City CT UTGO,
                5.125%, 10/8/09                                       2,705,087
  3,500,000   TX St UTGO (Vets Hsg Fd),
                7.150%, 12/1/09                                       3,625,465
--------------------------------------------------------------------------------
              TOTAL TAXABLE MUNICIPAL BONDS                        $ 18,587,763
--------------------------------------------------------------------------------

              CERTIFICATES OF DEPOSITS/
              TIME DEPOSITS -- 10.5%
  4,000,000   Bank of Montreal, .030%, 4/1/09                         4,000,000
 15,993,000   BNP Paribas, .240%, 4/1/09                             15,993,000
  9,500,000   Bank of Montreal-Chicago
                FRN, 1.523%, 4/22/09                                  9,500,000
  2,915,000   Suntrust Bank FRN, 1.381%, 6/2/09                       2,911,083
  8,500,000   Suntrust Bank, 4.415%, 6/15/09                          8,509,346
--------------------------------------------------------------------------------
              TOTAL CERTIFICATES OF DEPOSITS/
              TIME DEPOSITS                                        $ 40,913,429
--------------------------------------------------------------------------------

              COMMERCIAL PAPER -- 6.7%
  9,000,000   FPL Fuels Inc, .350%, 5/1/09                            8,997,375
  8,600,000   Citigroup Funding TLGP CP,
                .300%, 5/4/09                                         8,597,635
  4,200,000   Charlotte NC COP (Nascar
                Hall of Fame), 1.750%, 5/27/09                        4,200,000
  4,500,000   Charlotte NC COP (Nascar
                Hall of Fame), 1.750%, 6/8/09                         4,500,000
--------------------------------------------------------------------------------
              TOTAL COMMERCIAL PAPER                               $ 26,295,010
--------------------------------------------------------------------------------

                                                                       MARKET
   SHARES                                                              VALUE
--------------------------------------------------------------------------------

              INVESTMENT FUND -- 2.1%
  8,160,000   Merrill Lynch Institutional Fund                     $  8,160,000
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 100.5%
              (Amortized Cost $391,911,298)                        $391,911,298

              LIABILITIES IN EXCESS
              OF OTHER ASSETS -- (0.5%)                              (2,019,155)
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                 $389,892,143
================================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Money Market Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 24.5%
$   902,000   Bank of New York Mellon,
                3.250%, 4/1/09                                     $    902,000
  1,000,000   Royal Bank of Scotland Group
                PLC, 6.400%, 4/1/09                                   1,000,000
    165,000   Procter & Gamble FRN 144a,
                1.423%, 4/6/09                                          164,949
    750,000   Rabobank Nederland FRN 144a,
                1.413%, 4/6/09                                          749,930
    575,000   General Electric Capital Corp,
                4.150%, 4/14/09                                         575,213
  2,000,000   American Express Centurion FRN,
                .616%, 4/17/09                                        1,998,607
  6,460,000   Deutsche Bank Financial,
                7.500%, 4/25/09                                       6,473,463
    250,000   Fifth Third Bank FRN,
                1.229%, 4/27/09                                         249,743
    100,000   US Bancorp, 5.300%, 4/28/09                               100,126
  1,200,000   Royal Bank of Canada, 3.875%, 5/4/09                    1,200,517
    375,000   Associates Corp, 5.960%, 5/15/09                          375,000
  1,250,000   Caterpillar Financial Services
                Corp, 3.750%, 5/15/09                                 1,252,941
    523,000   Citigroup Inc, 10.000%, 5/15/09                           526,995
  4,450,000   Procter & Gamble FRN,
                1.466%, 5/19/09                                       4,439,707
  4,492,000   Credit Suisse FB USA Inc,
                4.700%, 6/1/09                                        4,498,256
  1,000,000   FPL Group Capital Inc,
                7.375%, 6/1/09                                        1,006,434
  1,000,000   Procter & Gamble FRN,
                1.314%, 6/9/09                                        1,000,000
    500,000   Caterpillar Financial Services
                Corp, 4.500%, 6/15/09                                   501,472
  1,100,000   General Electric Capital Corp,
                3.250%, 6/15/09                                       1,098,478
    233,000   General Electric Capital Corp,
                4.000%, 6/15/09                                         233,143
  3,475,000   American Express, 4.750%, 6/17/09                       3,480,328
  2,000,000   BP Capital Markets PLC FRN,
                1.526%, 6/17/09                                       2,004,594
  1,000,000   Procter & Gamble 144a,
                5.300%, 7/6/09                                        1,003,211
    650,000   American Express Centurion,
                4.375%, 7/30/09                                         647,605
  1,750,000   National City Bank, 4.150%, 8/1/09                      1,744,651
    500,000   Northern Trust Company,
                7.100%, 8/1/09                                          506,214
 11,083,000   Wal-Mart Stores Inc,
                6.875%, 8/10/09                                      11,243,050
  1,000,000   Georgia Power Company,
                4.100%, 8/15/09                                         999,393
  7,445,000   National Rural Utilities,
                5.750%, 8/28/09                                       7,532,437
  3,712,000   AT&T Inc, 4.125%, 9/15/09                               3,724,563
  1,103,000   Bellsouth Corp., 4.200%, 9/15/09                        1,111,315
  4,516,000   Caterpillar Inc, 7.250%, 9/15/09                        4,590,034
    133,000   General Electric Capital Corp,
                4.625%, 9/15/09                                         134,222
  1,317,000   Procter & Gamble, 6.875%, 9/15/09                       1,341,485
    700,000   E.I. du Pont de Nemours
                & Company, 6.875%, 10/15/09                             719,031
  1,000,000   PNC Funding Corp, 7.500%, 11/1/09                       1,008,815
    650,000   JPMorgan Chase, 7.000%, 11/15/09                          660,350
    350,000   Bank of New York Mellon,
                7.300%, 12/1/09                                         356,954
  2,000,000   Wachovia Mortgage,
                4.125%, 12/15/09                                      2,014,808
    510,000   Caterpillar Financial Services
                Corp, 4.150%, 1/15/10                                   518,472
    600,000   Credit Suisse FB USA Inc,
                4.125%, 1/15/10                                         603,362
  2,000,000   Wal-Mart Stores Inc, 4.000%, 1/15/10                    2,045,877
  2,000,000   Wells Fargo & Company,
                4.200%, 1/15/10                                       2,021,265
  1,255,000   General Electric Capital
                Corp, 7.375%, 1/19/10                                 1,303,265
    100,000   Merrill Lynch & Company,
                4.250%, 2/8/10                                           98,962
  3,500,000   Mellon Funding Corp,
                6.375%, 2/15/10                                       3,618,471
  3,115,000   NSTAR, 8.000%, 2/15/10                                  3,241,363
--------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS                                $ 86,621,071
--------------------------------------------------------------------------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.8%
    435,000   FHLB, 2.200%, 4/1/09                                      435,000
 36,000,000   FHLB Discount Note, 4/1/09                             36,000,001
  1,000,000   Overseas Private Investment
                Corp FRN COP, .400%, 4/1/09                           1,000,000
  7,400,000   Overseas Private Investment
                Corp FRN COP, .400%, 4/1/09                           7,400,001
    100,000   FHLB, 3.250%, 4/2/09                                      100,008
  1,760,000   FNMA, 4.875%, 4/15/09                                   1,763,045
    250,000   FHLB FRN, .453%, 4/21/09                                  249,642
    120,000   FHLMC, 4.000%, 4/28/09                                    120,319
  1,000,000   FHLB, 5.905%, 4/29/09                                   1,004,291
    100,000   FHLB, 4.250%, 5/15/09                                     100,469
    100,000   FHLMC, 4.125%, 5/20/09                                    100,505
    100,000   FHLB, 2.750%, 6/4/09                                      100,381
    200,000   FHLB, 3.000%, 6/23/09                                     201,127
    350,000   FHLMC, 3.650%, 6/25/09                                    352,555
    600,000   FHLMC, 4.250%, 7/15/09                                    606,624
    500,000   FFCB, 5.250%, 8/3/09                                      507,926
    250,000   FHLB, 3.000%, 8/27/09                                     252,534
    297,000   FHLMC, 4.125%, 9/1/09                                     301,187
    410,000   FHLB, 5.250%, 9/11/09                                     418,372
    100,000   FHLMC, 5.000%, 10/30/09                                   102,527
    300,000   FHLMC Discount Note, 11/23/09                             298,816
    300,000   FHLB Discount Note, 12/22/09                              298,448
    500,000   FFCB, 3.000%, 12/30/09                                    508,065
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS                                   $ 52,221,843
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Money Market Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 40.8%
$   917,000   AK Indl Dev & Expt Auth (LOC: Wells
                Fargo Bank NA), 1.150%, 4/1/09                     $    917,000
    185,000   Alachua Co FL HFA MFH Rev
                (Brookside Apts) (LOC: FNMA),
                2.500%, 4/1/09                                          185,000
    600,000   Berks Co PA IDA Rev (LOC: Wachovia
                Bank), 2.000%, 4/1/09                                   600,000
  2,665,000   D & I Properties LLC (LOC: Wells
                Fargo Bank), 1.750%, 4/1/09                           2,665,000
     10,000   Edmond OK EDA Student Hsg Rev
                (LOC: Allied Irish Bank),
                3.750%, 4/1/09                                           10,000
    195,000   FL HFC Rev (Valencia) (LOC: FNMA),
                2.500%, 4/1/09                                          195,000
    590,000   Goson Project (LOC: FHLB),
                3.270%, 4/1/09                                          590,000
  1,000,000   Mason City Clinic (LOC: Wells
                Fargo Bank), 1.030%, 4/1/09                           1,000,000
  7,000,000   Raleigh NC COP (LOC: Wachovia
                Bank), 1.000%, 4/1/09                                 7,000,000
    265,000   WA St MFH (Woodland) (LOC: Wells
                Fargo Bank), 1.000%, 4/1/09                             265,000
  1,900,000   Yuengling Beer Company Inc
                (LOC: PNC Bank), 2.100%, 4/1/09                       1,900,000
  3,200,000   Agra Enterprises LLC (LOC: US Bank
                NA), 3.000%, 4/2/09                                   3,200,000
    450,000   Alameda Co CA IDA Rev (Bema
                Electronic) (LOC: Comerica Bank),
                1.750%, 4/2/09                                          450,000
  1,145,000   Alameda Co CA IDA Rev (Golden
                West Paper) (LOC: Comerica Bank),
                1.450%, 4/2/09                                        1,145,000
    850,000   Brooklake Community Church
                (LOC: KeyBank), 1.900%, 4/2/09                          850,000
    730,000   CA Infra & Econ Dev Bk IDR (Studio
                Moulding) (LOC: Comerica Bank),
                3.750%, 4/2/09                                          730,000
  5,374,200   Campus Research Corp (LOC: Wells
                Fargo Bank), 1.650%, 4/2/09                           5,374,200
    390,000   Carmel IN IDR (Telamon Corp)
                (LOC: LaSalle Bank), 1.000%, 4/2/09                     390,000
    355,000   Carmel IN IDR (Telamon Corp)
                Ser 1996 B (LOC: LaSalle Bank),
                1.000%, 4/2/09                                          355,000
    775,000   Century Motors Acura (Elizabeth
                Connelley Trust) (LOC: US Bank NA),
                3.000%, 4/2/09                                          775,000
     20,000   CO HFA Mfg Rev (Ready Foods Pj-B-1)
                (LOC: US Bank NA), 1.700%, 4/2/09                        20,000
    595,000   CO HFA Mfg Rev (Ready Foods Pj-B-2)
                (LOC: US Bank NA), 1.700%, 4/2/09                       595,000
    195,000   Connelly & Brueshaber #1
                (LOC: US Bank NA), 3.000%, 4/2/09                       195,000
    135,000   Connelly / Brueshaber Partnership
                (LOC: US Bank NA), 3.000%, 4/2/09                       135,000
  6,750,000   Cubba Capital II LLC (LOC: Charter
                One Bank NA), 4.500%, 4/2/09                          6,750,000
  1,435,000   Culbertson James & Les
                (LOC: KeyBank), 1.900%, 4/2/09                        1,435,000
  1,500,000   District of Columbia Rev
                (Charitable-B) (LOC: PNC
                Bank NA), 1.300%, 4/2/09                              1,500,000
  4,455,000   Driftwood Landing Corp
                (LOC: National City Bank),
                2.320%, 4/2/09                                        4,455,000
  2,275,000   Ferriot Inc (LOC: FHLB),
                3.270%, 4/2/09                                        2,275,000
    583,000   Fitch Denney Funeral Home
                (LOC: FHLB), 4.600%, 4/2/09                             583,000
    375,000   FL HFC MFH (Avalon Reserve)
                (LOC: FNMA), 3.000%, 4/2/09                             375,000
  7,000,000   FL Hsg Fin Corp MFH Mtg Rev
                (Northbridge) (LOC: KeyBank NA),
                1.800%, 4/2/09                                        7,000,000
    570,000   FL Hsg Fin Corp Rev (Heritage)
                (LOC: FNMA), 2.500%, 4/2/09                             570,000
  3,460,000   Grasshopper Investments 144a
                (LOC: US Bank NA), 3.000%, 4/2/09                     3,460,000
    450,000   Hyde Park United Methodist
                Church (LOC: US Bank NA),
                3.000%, 4/2/09                                          450,000
  1,095,000   JL Capital One LLC (LOC: Wells
                Fargo Bank), 1.600%, 4/2/09                           1,095,000
    335,000   La Crosse WI IDR (GGP Inc)
                (LOC: Wells Fargo Bank NA),
                1.600%, 4/2/09                                          335,000
    455,000   Lake Oswego OR Redev Agy
                Tax Incrmnt Rev (LOC: Wells
                Fargo Bank), 1.500%, 4/2/09                             455,000
  7,485,000   Lexington Financial Services
                (LOC: LaSalle Bank), 1.500%, 4/2/09                   7,484,999
  2,190,000   Livingston CO NY IDA Civic Fac
                Rev (LOC: HSBC), 2.500%, 4/2/09                       2,190,000
    370,000   MBE Investment Company LLC
                (LOC: FHLB), 1.800%, 4/2/09                             370,000
    950,000   MI St Hsg Dev Auth Multi-Family
                Rev (Canterbury Apts) (LOC: FHLB),
                .950%, 4/2/09                                           950,000
  3,960,000   MI St Strategic Fd Ltd Oblig Rev
                (MOT LLC - Ser B) (LOC: JP Morgan
                Chase Bank), .750%, 4/2/09                            3,960,000
  7,000,000   Miami-Dade Co FL IDA IDR
                (Dolphin Stadium Pj) (LOC: Societe
                Generale, 1.800%, 4/2/09                              7,000,000
  1,958,000   Mill St Village LLC (LOC: FHLB),
                4.700%, 4/2/09                                        1,958,000

--------------------------------------------------------------------------------
Money Market Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 40.8%
              (CONTINUED)
$   760,000   Montgomery Co NY IDA Rev
                (CNB Fin Corp) (LOC: FHLB),
                2.900%, 4/2/09                                     $    760,000
  7,140,000   Mountain Agency Inc
                (LOC: US Bank NA), 4.450%, 4/2/09                     7,140,000
    290,000   New York NY IDA Civic Fac Rev
                (LOC: HSBC), 3.250%, 4/2/09                             290,000
    325,000   New York NY IDA Civic Fac
                Rev (LOC: HSBC), 3.750%, 4/2/09                         325,000
  1,850,000   NGSP Inc (LOC: Bank of America),
                .850%, 4/2/09                                         1,850,000
  5,335,000   OSF Finance Company, LLC
                (LOC: National City Bank),
                2.270%, 4/2/09                                        5,335,000
  1,125,000   Pittsburgh Technical Institute
                (LOC: Wells Fargo Bank),
                1.600%, 4/2/09                                        1,125,000
  1,589,000   Progress Industrial Properties
                (LOC: FHLB), 2.960%, 4/2/09                           1,589,000
    600,000   Rise Inc (LOC: Wells Fargo Bank),
                1.600%, 4/2/09                                          600,000
    990,000   Schmitz Ready Mix Inc
                (LOC: US Bank NA), 2.100%, 4/2/09                       990,000
  2,185,000   Sherwood Baptist Church
                (LOC: Bank of America),
                .850%, 4/2/09                                         2,185,000
  2,840,000   Smuggler's Notch Management
                (LOC: KeyBank NA), 1.900%, 4/2/09                     2,840,000
  4,560,000   Springfield MO Redev Auth Rev
                (Univ Plaza Hotel) (LOC: Bank
                of America), .720%, 4/2/09                            4,560,000
  2,300,000   St James Properties (LOC: FHLB),
                3.000%, 4/2/09                                        2,300,000
    890,000   Stonehedge Enterprises (LOC:
                FHLB), 3.110%, 4/2/09                                   890,000
     45,000   Suffolk Co NY IDR Civic Fac
                (LOC: JPMorgan), 1.750%, 4/2/09                          45,000
    100,000   Terre Haute IN Intl Arprt Auth
                Rev (Tri Aerospace) (LOC: Northern
                Trust), 1.520%, 4/2/09                                  100,000
    485,000   VT HFA Student Hsg (West Block)
                (LOC: Bank of Nova Scotia),
                2.750%, 4/2/09                                          485,000
  1,045,000   WA St HFC MFH Rev (Brittany Park)
                (LOC: FNMA), 1.000%, 4/2/09                           1,045,000
  1,500,000   WA St Hsg Fin Commn MFH Rev
                (Vintage Pj) (LOC: FNMA),
                1.000%, 4/2/09                                        1,500,000
    526,000   WAI Enterprises LLC (LOC: FHLB),
                3.000%, 4/2/09                                          526,000
    600,000   Washington MO IDA Indl Rev
                (LOC: US Bank NA), .850%, 4/2/09                        600,000
  3,915,000   West Covina CA PFA Tax Allocation
                Rev (LOC: Allied Irish Bank),
                2.000%, 4/2/09                                        3,915,000
    567,000   West Point Market Inc (LOC: FHLB),
                3.020%, 4/2/09                                          567,000
    500,000   Westgate Investment Fund
                (LOC: Wells Fargo Bank),
                1.500%, 4/2/09                                          500,000
     95,000   Wilmington Iron & Metal Company
                (LOC: JPMorgan), 3.000%, 4/2/09                          95,000
    735,000   Windsor Med Ctr (LOC: FHLB),
                2.960%, 4/2/09                                          735,000
  3,285,000   Yankee Hill Housing LP (LOC: Wells
                Fargo Bank), 1.500%, 4/2/09                           3,285,000
  2,300,000   Diaz-Upton LLC (LOC: State
                Street Bank), 2.050%, 4/3/09                          2,300,000
  4,685,000   Lee Family Partnership (LOC: FHLB),
                4.400%, 4/3/09                                        4,685,000
  6,215,000   CFM International Inc
                (GTD: General Electric),
                1.710%, 4/6/09                                        6,215,000
--------------------------------------------------------------------------------
              TOTAL VARIABLE RATE DEMAND NOTES                     $143,569,199
--------------------------------------------------------------------------------

              TAXABLE MUNICIPAL BONDS -- 3.3%
    700,000   South Lebanon Village OH
                Tax Increment Rev BANS
                (LOC: LaSalle Bank),
                4.000%, 4/29/09                                         700,000
  1,970,000   Avon OH LTGO BANS,
                4.250%, 5/14/09                                       1,970,577
  1,000,000   Gahanna-Jefferson City Sch
                Dist OH LTGO BANS, 3.850%, 6/4/09                     1,000,777
  1,000,000   ME St UTGO BANS, 3.450%, 6/17/09                        1,000,101
  2,900,000   IN St Bd Bk Rev, 1.980%, 8/1/09                         2,900,001
  1,000,000   Butler Co OH LTGO BANS,
                4.000%, 8/6/09                                        1,000,000
  1,500,000   Groton City CT UTGO, 5.125%, 10/8/09                    1,502,826
  1,400,000   Franklin Co OH Spl Oblig BANS,
                3.100%, 3/12/10                                       1,402,569
--------------------------------------------------------------------------------
              TOTAL TAXABLE MUNICIPAL BONDS                        $ 11,476,851
--------------------------------------------------------------------------------

              CERTIFICATES OF DEPOSITS/
              TIME DEPOSITS -- 3.6%
  5,700,000   Bank of Montreal-Chicago FRN,
                1.523%, 4/22/09                                       5,699,999
    500,000   Suntrust Bank FRN, 1.381%, 6/2/09                         499,438
  4,800,000   Suntrust Bank, 4.415%, 6/15/09                          4,803,598
  1,800,000   Suntrust Bank FRN, 1.236%, 6/26/09                      1,796,269
--------------------------------------------------------------------------------
              TOTAL CERTIFICATES OF DEPOSITS/
              TIME DEPOSITS                                        $ 12,799,304
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Money Market Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

              COMMERCIAL PAPER -- 11.3%
$15,525,000   BNP, .240%, 4/1/09                                   $ 15,525,000
  8,000,000   FPL Fuels Inc, .350%, 5/1/09                            7,997,667
  8,000,000   Citigroup Funding TLGP CP,
                .300%, 5/4/09                                         7,997,800
  1,004,000   Charlotte NC COP (Nascar
                Hall of Fame), 1.750%, 5/27/09                        1,004,000
  7,500,000   Charlotte NC COP (Nascar
                Hall of Fame), 1.750%, 6/8/09                         7,500,000
--------------------------------------------------------------------------------
              TOTAL COMMERCIAL PAPER                               $ 40,024,467
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

              INVESTMENT FUND -- 2.5%
  8,990,000   Merrill Lynch Institutional Fund                     $  8,990,000
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 100.8%
              (Amortized Cost $355,702,735)                        $355,702,735

              LIABILITIES IN EXCESS
              OF OTHER ASSETS -- (0.8%)                              (2,708,559)
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                 $352,994,176
================================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Notes to Portfolios of Investments
March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES

A variable rate demand note is a security payable on demand at par whose terms provide for the periodic readjustment of its interest rate on set dates and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled next reset dates.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
CDA - Communities Development Authority
COP - Certificate of Participation
EDA - Economic Development Authority
EDR - Economic Development Revenue
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
GNMA - Government National Mortgage Association
GTD - Guaranteed
HFA - Housing Finance Authority
HFC - Housing Finance Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Line of Credit
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PFA - Public Finance Authority
TLGP - Temporary Liquidity Guarantee Program - FDIC Guaranteed
UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

--------------------------------------------------------------------------------
Other Items (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING DISCLOSURE

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2009" to estimate the expenses you paid on your account during this period.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                             EXPENSES
                                     NET EXPENSE        BEGINNING          ENDING          PAID DURING
                                         RATIO           ACCOUNT           ACCOUNT        THE SIX MONTHS
                                      ANNUALIZED          VALUE             VALUE              ENDED
                                       MARCH 31,        OCTOBER 1,         MARCH 31,         MARCH 31,
                                         2009              2008              2009              2009*
--------------------------------------------------------------------------------------------------------
CORE BOND FUND
  Class A     Actual                     0.90%          $ 1,000.00        $ 1,002.40          $ 4.49
  Class A     Hypothetical               0.90%          $ 1,000.00        $ 1,020.44          $ 4.53

  Class C     Actual                     1.65%          $ 1,000.00        $   999.00          $ 8.22
  Class C     Hypothetical               1.65%          $ 1,000.00        $ 1,016.71          $ 8.30

HIGH YIELD FUND
  Class A     Actual                     1.05%          $ 1,000.00        $   852.80          $ 4.85
  Class A     Hypothetical               1.05%          $ 1,000.00        $ 1,019.69          $ 5.29

  Class B     Actual                     1.80%          $ 1,000.00        $   848.00          $ 8.30
  Class B     Hypothetical               1.80%          $ 1,000.00        $ 1,015.95          $ 9.05

  Class C     Actual                     1.80%          $ 1,000.00        $   849.30          $ 8.30
  Class C     Hypothetical               1.80%          $ 1,000.00        $ 1,015.95          $ 9.05

  Class Y     Actual                     0.80%          $ 1,000.00        $   856.60          $ 3.72
  Class Y     Hypothetical               0.80%          $ 1,000.00        $ 1,020.93          $ 4.04

INSTITUTIONAL MONEY MARKET FUND
              Actual                     0.29%          $ 1,000.00        $ 1,013.10          $ 1.46
              Hypothetical               0.29%          $ 1,000.00        $ 1,023.48          $ 1.47

MONEY MARKET FUND
  Class A     Actual                     0.91%          $ 1,000.00        $ 1,010.60          $ 4.55
  Class A     Hypothetical               0.91%          $ 1,000.00        $ 1,020.40          $ 4.58

  Class S     Actual                     1.21%          $ 1,000.00        $ 1,009.10          $ 6.06
  Class S     Hypothetical               1.21%          $ 1,000.00        $ 1,018.90          $ 6.09

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or366]] (to reflect the one-half year period).

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

ANNUAL RENEWAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on November 13, 2008, the Board of Trustees (the "Board" or "Trustees") of the Touchstone Investment Trust (the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust and the Sub-Advisory Agreement with respect to each Fund between the Advisor and the Sub-Advisor.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and the applicable Sub-Advisory Agreement was in the best interests of each Fund and its respective shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies;
(2) comparative performance information; (3) the Advisor's and its affiliates' revenues and costs of providing services to the Funds; and (4) information about the Advisor's and Sub-Advisor's personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the applicable Sub-Advisory Agreement with respect to each Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the applicable Sub-Advisory Agreement with respect to each of the Funds in private sessions with independent legal counsel at which no representatives of management were present.

In approving the Funds' Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor's compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisor, an affiliate of the Advisor, and the Advisor's timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services, including the Advisor's role in coordinating the activities of the Funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor's Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor's relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Board noted that the Advisor waives some or all of the advisory fees, administrative fees, and/or reimburses expenses for each Fund and also pays the Sub-Advisor's sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor's relationship with the Funds both before and after tax expenses and whether the Advisor has the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor's parent company with respect to providing support and resources as needed. The Board also considered that the Funds' distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor's and its affiliates' level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund's peer group. The Board also considered, among other data, the Funds' respective performance results during the six-month period, twelve-month period and thirty-six month period ended September 30, 2008 and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies.

The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board noted that the Advisor had waived some or all of the advisory fees, administrative fees, and/or reimbursed expenses for each Fund in order to reduce the Funds' respective operating expenses to targeted levels. The Board further noted that the Sub-Advisor's sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board also discussed with management certain factors as set forth in the conditions to the Funds' exemptive order issued by the Securities and Exchange Commission relating to investments by the non-money market Funds in the Touchstone Institutional Money Market Fund. Based upon the nature and extent of the services provided by the Advisor and the Sub-Advisor to each Fund and a discussion by management with respect to the costs to the Advisor and Sub-Advisor of the portion of the advisory fee and sub-advisory fee attributable to the portion of the non-money market Funds' assets to be invested in the Touchstone Institutional Money Market Fund, the Board concluded that the advisory fee and the sub-advisory fee of each non-money market Fund were based on services that were in addition to, rather than duplicative of, services provided under the Investment Advisory and Sub-Advisory Agreements with respect to the portion of such Funds' assets to be invested in the Touchstone Institutional Money Market Fund.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Core Bond Fund. The Fund's advisory fee and total expense ratio (net of applicable fee waivers and/or expense reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund's expenses. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month period ended September 30, 2008 was in the 2nd quartile of the Fund's peer group and in the 3rd quartile of the Fund's peer group for the twelve-month period and thirty-six month period ended September 30, 2008. The Board took into account management's discussion of the Fund's performance. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

Touchstone High Yield Fund. The Fund's advisory fee and total expense ratio (net of applicable fee waivers and/or expense reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund's expenses. The Fund's performance for the six-month period and twelve-month period ended September 30, 2008 was in the 1st quartile of the Fund's peer group and in the 2nd quartile of the Fund's peer group for the thirty-six month period ended September 30, 2008. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Institutional Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable fee waivers and/or expense reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund's expenses. The Fund's performance for the six-month period, twelve-month period and thirty-six month period ended September 30, 2008 was in the 1st quartile of the Fund's peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable fee waivers and/or expense reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund's expenses. The Fund's performance for the six-month period and twelve-month period ended September 30, 2008 was in the 1st quartile of the Fund's peer group and in the 2nd quartile for the Fund's peer group for the thirty-six month period ended September 30, 2008. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund's current size and potential growth on its performance and expenses. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedule for each Fund, except Touchstone Institutional Money Market Fund, contains breakpoints that would reduce the applicable advisory fee rate on assets above specified levels as the applicable Fund's assets increased. The Board noted that the current advisory fee for the Touchstone Money Market Fund reflected such economies of scale. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of the Touchstone Institutional Money Market Fund would not be appropriate at this time. The Board also noted that if a Fund's assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Conclusion. In considering the renewal of the Funds' Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weight to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds' Investment Advisory Agreement with the Advisor, among others: (a) the Advisor had demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices or, as discussed above, is being addressed; and (d) each Fund's advisory fee is reasonable relative to those of similar funds and to the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

In approving the Funds' respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor's compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisor to discuss their performance and investment processes and strategies. The Board considered the Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted the Sub-Advisor's brokerage practices. The Board also considered the Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes includes quarterly reviews of compliance reports and annual compliance visits to the Sub-Advisor and that compliance issues, if any, are reported to the Board.

Sub-Advisor's Compensation. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Funds. In considering the profitability to the Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the Sub-Advisor's sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement. As a consequence, the profitability to the Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor's management of the Funds to be a substantial factor in its consideration, although the Board noted that the applicable sub-advisory fee schedule for each Fund, except Touchstone Institutional Money Market Fund, contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels if the applicable Fund's assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor. The Board considered the amount retained by the Advisor and the sub-advisory fees paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board compared the sub-advisory fee for each Fund with various comparative data, including the median and average sub-advisory fees of each Fund's peer group, and found that each Fund's sub-advisory fee was reasonable and appropriate under the facts and circumstances.

Touchstone Core Bond Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

Touchstone High Yield Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

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Other Items (Continued)
--------------------------------------------------------------------------------

Touchstone Institutional Money Market Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon its review, the Board concluded that the Fund's sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

Touchstone Money Market Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

As noted above, the Board considered each Fund's performance during the six-month period, twelve-month period and thirty-six month period ended September 30, 2008 as compared to each Fund's peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Advisor. The Board was mindful of the Advisor's focus on the Sub-Advisor's performance and the Advisor's ways of addressing underperformance.

Conclusion. In considering the renewal of the applicable Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weight to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor was qualified to manage each Fund's assets in accordance with the Fund's investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices or, as discussed above, is being addressed; (d) each Fund's advisory fees are reasonable relative to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor's investment strategies are appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the respective Fund and its shareholders.

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[LOGO] TOUCHSTONE(R)
       INVESTMENTS

303 Broadway, Suite 1100
Cincinnati, OH  45202-4203



--------------------------------------------------------------------------------



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TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

* A Member of Western & Southern Financial Group

                                                            TSF-55-TINT-SAR-0903

ITEM 2. CODE OF ETHICS.

Not required for Semiannual Reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes have been made to the procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable in semiannual filing.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b)    Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Investment Trust

By (Signature and Title)


/s/ Jill T. McGruder
---------------------------
Jill T. McGruder
President

Date: June 2, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Jill T. McGruder
---------------------------
Jill T. McGruder
President

Date:  June 2, 2009


/s/ Terrie A. Wiedenheft
---------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date: June 2, 2009